UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 W. 61st Place,

Mission, KS 66025
(Address of principal executive offices) (Zip code)

Laura Symon Browne

5420 W. 61st Place,

Mission, KS 66205
(Name and address of agent for service)

913-677-7778

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Buffalo Blue Chip Growth Fund
Investor Class | BUFEX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$46	0.87%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$149,234,818
Number of Holdings	77
Portfolio Turnover**	22%
Weighted Average Market Capitalization	$1,373.32 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Apple, Inc.	10.3%
Microsoft Corp.	9.8%
NVIDIA Corp.	9.1%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	5.4%
Fidelity Money Market Government Portfolio	5.0%
Meta Platforms, Inc.	3.6%
Broadcom, Inc.	2.5%
Eli Lilly & Co.	2.0%
Visa, Inc.	1.9%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Blue Chip Growth Fund	PAGE 1	TSR-SAR-119628105

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Blue Chip Growth Fund	PAGE 2	TSR-SAR-119628105

Buffalo Blue Chip Growth Fund
Institutional Class | BUIEX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$41	0.77%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$149,234,818
Number of Holdings	77
Portfolio Turnover**	22%
Weighted Average Market Capitalization	$1,373.32 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Apple, Inc.	10.3%
Microsoft Corp.	9.8%
NVIDIA Corp.	9.1%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	5.4%
Fidelity Money Market Government Portfolio	5.0%
Meta Platforms, Inc.	3.6%
Broadcom, Inc.	2.5%
Eli Lilly & Co.	2.0%
Visa, Inc.	1.9%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Blue Chip Growth Fund	PAGE 1	TSR-SAR-119530830

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Blue Chip Growth Fund	PAGE 2	TSR-SAR-119530830

Buffalo Early Stage Growth Fund
Investor Class | BUFOX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.38%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$73,845,920
Number of Holdings	57
Portfolio Turnover**	5%
Weighted Average Market Capitalization	$3.31 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Willdan Group, Inc.	3.6%
Hamilton Lane, Inc.	3.5%
Shift4 Payments, Inc.	3.1%
Compass Diversified Holdings	2.9%
ICF International, Inc.	2.7%
Transcat, Inc.	2.7%
Federal Signal Corp.	2.7%
HealthStream, Inc.	2.6%
Halozyme Therapeutics, Inc.	2.6%
Fidelity Money Market Government Portfolio	2.6%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Early Stage Growth Fund	PAGE 1	TSR-SAR-119530301

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Early Stage Growth Fund	PAGE 2	TSR-SAR-119530301

Buffalo Early Stage Growth Fund
Institutional Class | BUIOX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$69	1.34%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$73,845,920
Number of Holdings	57
Portfolio Turnover**	5%
Weighted Average Market Capitalization	$3.31 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Willdan Group, Inc.	3.6%
Hamilton Lane, Inc.	3.5%
Shift4 Payments, Inc.	3.1%
Compass Diversified Holdings	2.9%
ICF International, Inc.	2.7%
Transcat, Inc.	2.7%
Federal Signal Corp.	2.7%
HealthStream, Inc.	2.6%
Halozyme Therapeutics, Inc.	2.6%
Fidelity Money Market Government Portfolio	2.6%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Early Stage Growth Fund	PAGE 1	TSR-SAR-119530889

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Early Stage Growth Fund	PAGE 2	TSR-SAR-119530889

Buffalo Flexible Allocation Fund
Investor Class | BUFBX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	1.01%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$490,172,663
Number of Holdings	50
Portfolio Turnover**	0%
Weighted Average Market Capitalization	$506.45 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	9.7%
Eli Lilly & Co.	6.3%
Costco Wholesale Corp.	5.4%
Arthur J. Gallagher & Co.	4.0%
Exxon Mobil Corp.	3.9%
Chevron Corp.	3.8%
The Allstate Corp.	3.5%
Hess Corp.	3.5%
ConocoPhillips	3.2%
International Business Machines Corp.	3.2%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Flexible Allocation Fund	PAGE 1	TSR-SAR-119428100

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Flexible Allocation Fund	PAGE 2	TSR-SAR-119428100

Buffalo Flexible Allocation Fund
Institutional Class | BUIBX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.86%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$490,172,663
Number of Holdings	50
Portfolio Turnover**	0%
Weighted Average Market Capitalization	$506.45 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	9.7%
Eli Lilly & Co.	6.3%
Costco Wholesale Corp.	5.4%
Arthur J. Gallagher & Co.	4.0%
Exxon Mobil Corp.	3.9%
Chevron Corp.	3.8%
The Allstate Corp.	3.5%
Hess Corp.	3.5%
ConocoPhillips	3.2%
International Business Machines Corp.	3.2%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Flexible Allocation Fund	PAGE 1	TSR-SAR-119530871

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Flexible Allocation Fund	PAGE 2	TSR-SAR-119530871

Buffalo Growth Fund
Investor Class | BUFGX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$45	0.87%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$178,411,426
Number of Holdings	44
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$1,374.39 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	12.1%
Apple, Inc.	9.8%
NVIDIA Corp.	8.5%
Alphabet, Inc.	8.1%
Amazon.com, Inc.	7.6%
Meta Platforms, Inc.	5.1%
TransUnion	2.4%
Uber Technologies, Inc.	2.4%
Mastercard, Inc.	2.4%
Visa, Inc.	2.3%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Growth Fund	PAGE 1	TSR-SAR-119826105

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth Fund	PAGE 2	TSR-SAR-119826105

Buffalo Growth Fund
Institutional Class | BIIGX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.77%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$178,411,426
Number of Holdings	44
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$1,374.39 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	12.1%
Apple, Inc.	9.8%
NVIDIA Corp.	8.5%
Alphabet, Inc.	8.1%
Amazon.com, Inc.	7.6%
Meta Platforms, Inc.	5.1%
TransUnion	2.4%
Uber Technologies, Inc.	2.4%
Mastercard, Inc.	2.4%
Visa, Inc.	2.3%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Growth Fund	PAGE 1	TSR-SAR-119530863

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth Fund	PAGE 2	TSR-SAR-119530863

Buffalo Growth & Income Fund
Investor Class | BUFDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$48	0.93%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$164,796,447
Number of Holdings	96
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$573.25 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	4.9%
Meta Platforms, Inc.	4.6%
Apple, Inc.	4.4%
Viper Energy, Inc.	4.1%
Fidelity Money Market Government Portfolio	3.0%
Alphabet, Inc.	2.6%
S&P Global, Inc.	2.2%
Royal Caribbean Cruises Ltd.	2.2%
Visa, Inc.	2.2%
HCA Healthcare, Inc.	2.0%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Growth & Income Fund	PAGE 1	TSR-SAR-119530608

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth & Income Fund	PAGE 2	TSR-SAR-119530608

Buffalo Growth & Income Fund
Institutional Class | BUIDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.78%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$164,796,447
Number of Holdings	96
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$573.25 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	4.9%
Meta Platforms, Inc.	4.6%
Apple, Inc.	4.4%
Viper Energy, Inc.	4.1%
Fidelity Money Market Government Portfolio	3.0%
Alphabet, Inc.	2.6%
S&P Global, Inc.	2.2%
Royal Caribbean Cruises Ltd.	2.2%
Visa, Inc.	2.2%
HCA Healthcare, Inc.	2.0%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Growth & Income Fund	PAGE 1	TSR-SAR-119530806

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth & Income Fund	PAGE 2	TSR-SAR-119530806

Buffalo High Yield Fund
Investor Class | BUFHX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	1.01%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$579,118,821
Number of Holdings	157
Portfolio Turnover**	19%
Average Duration	2.65 years
Average Maturity	4.50 years
30-Day SEC Yield	7.05%
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)
Asset Allocation (%)

Corporate Bonds (61.8%)
Bank Loans (30.8%)
Convertible Bonds (1.7%)
Preferred Stocks (0.5%)
Other Assets & Cash (5.2%)

Sector Breakdown (%)
Credit Quality Breakdown (%)†
†	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 9/30/24. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. Unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.
Buffalo High Yield Fund	PAGE 1	TSR-SAR-119539104

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo High Yield Fund	PAGE 2	TSR-SAR-119539104

Buffalo High Yield Fund
Institutional Class | BUIHX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.86%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$579,118,821
Number of Holdings	157
Portfolio Turnover**	19%
Average Duration	2.65 years
Average Maturity	4.50 years
30-Day SEC Yield	7.20%
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)
Asset Allocation (%)
Sector Breakdown (%)
Credit Quality Breakdown (%)†
†	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 9/30/24. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. Unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.
Buffalo High Yield Fund	PAGE 1	TSR-SAR-119530855

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo High Yield Fund	PAGE 2	TSR-SAR-119530855

Buffalo International Fund
Investor Class | BUFIX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.03%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,080,028,176
Number of Holdings	93
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$113.68 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
MercadoLibre, Inc.	2.4%
Schneider Electric SE	2.3%
Novo Nordisk AS	2.1%
BayCurrent, Inc.	2.1%
Linde PLC	2.1%
Lonza Group AG	1.9%
SAP SE	1.9%
AstraZeneca PLC	1.8%
Adyen NV	1.8%
Sector Breakdown (%)
Geographic Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo International Fund	PAGE 1	TSR-SAR-119530509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo International Fund	PAGE 2	TSR-SAR-119530509

Buffalo International Fund
Institutional Class | BUIIX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.88%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,080,028,176
Number of Holdings	93
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$113.68 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
MercadoLibre, Inc.	2.4%
Schneider Electric SE	2.3%
Novo Nordisk AS	2.1%
BayCurrent, Inc.	2.1%
Linde PLC	2.1%
Lonza Group AG	1.9%
SAP SE	1.9%
AstraZeneca PLC	1.8%
Adyen NV	1.8%
Sector Breakdown (%)
Geographic Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo International Fund	PAGE 1	TSR-SAR-119530848

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo International Fund	PAGE 2	TSR-SAR-119530848

Buffalo Mid Cap Discovery Fund
Investor Class | BUFTX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$48	0.96%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$728,189,191
Number of Holdings	76
Portfolio Turnover**	19%
Weighted Average Market Capitalization	$33.48 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
MSCI, Inc.	3.8%
TransUnion	3.4%
IQVIA Holdings, Inc.	2.5%
AMETEK, Inc.	2.3%
CoStar Group, Inc.	2.1%
Veeva Systems, Inc.	2.0%
Verisk Analytics, Inc.	1.9%
Bio-Techne Corp.	1.8%
lululemon athletica, Inc.	1.8%
Fidelity Money Market Government Portfolio	1.7%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Mid Cap Discovery Fund	PAGE 1	TSR-SAR-119530103

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Discovery Fund	PAGE 2	TSR-SAR-119530103

Buffalo Mid Cap Discovery Fund
Institutional Class | BUITX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.86%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$728,189,191
Number of Holdings	76
Portfolio Turnover**	19%
Weighted Average Market Capitalization	$33.48 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
MSCI, Inc.	3.8%
TransUnion	3.4%
IQVIA Holdings, Inc.	2.5%
AMETEK, Inc.	2.3%
CoStar Group, Inc.	2.1%
Veeva Systems, Inc.	2.0%
Verisk Analytics, Inc.	1.9%
Bio-Techne Corp.	1.8%
lululemon athletica, Inc.	1.8%
Fidelity Money Market Government Portfolio	1.7%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Mid Cap Discovery Fund	PAGE 1	TSR-SAR-119530707

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Discovery Fund	PAGE 2	TSR-SAR-119530707

Buffalo Mid Cap Growth Fund
Investor Class | BUFMX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$49	0.97%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$148,653,697
Number of Holdings	52
Portfolio Turnover**	7%
Weighted Average Market Capitalization	$29.34 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
CBRE Group, Inc.	4.7%
Gartner, Inc.	4.4%
MSCI, Inc.	4.2%
Fidelity Money Market Government Portfolio	3.6%
TransUnion	3.5%
Verisk Analytics, Inc.	3.4%
IQVIA Holdings, Inc.	3.3%
Kinsale Capital Group, Inc.	3.1%
Copart, Inc.	3.0%
Veeva Systems, Inc.	2.8%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Mid Cap Growth Fund	PAGE 1	TSR-SAR-119530202

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Growth Fund	PAGE 2	TSR-SAR-119530202

Buffalo Mid Cap Growth Fund
Institutional Class | BUIMX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.87%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$148,653,697
Number of Holdings	52
Portfolio Turnover**	7%
Weighted Average Market Capitalization	$29.34 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
CBRE Group, Inc.	4.7%
Gartner, Inc.	4.4%
MSCI, Inc.	4.2%
Fidelity Money Market Government Portfolio	3.6%
TransUnion	3.5%
Verisk Analytics, Inc.	3.4%
IQVIA Holdings, Inc.	3.3%
Kinsale Capital Group, Inc.	3.1%
Copart, Inc.	3.0%
Veeva Systems, Inc.	2.8%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Mid Cap Growth Fund	PAGE 1	TSR-SAR-119530822

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Growth Fund	PAGE 2	TSR-SAR-119530822

Buffalo Small Cap Growth Fund
Investor Class | BUFSX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$46	0.90%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$642,709,000
Number of Holdings	75
Portfolio Turnover**	11%
Weighted Average Market Capitalization	$4.62 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Summit Materials, Inc.	2.9%
ICF International, Inc.	2.6%
Hamilton Lane Inc.	2.5%
Shift4 Payments, Inc.	2.5%
Fidelity Money Market Government Portfolio	2.4%
Palomar Holdings, Inc.	2.4%
Halozyme Therapeutics, Inc.	2.3%
Champion Homes, Inc.	2.3%
Ligand Pharmaceuticals, Inc.	2.1%
Advanced Drainage Systems, Inc.	2.1%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Small Cap Growth Fund	PAGE 1	TSR-SAR-119804102

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Small Cap Growth Fund	PAGE 2	TSR-SAR-119804102

Buffalo Small Cap Growth Fund
Institutional Class | BUISX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.86%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$642,709,000
Number of Holdings	75
Portfolio Turnover**	11%
Weighted Average Market Capitalization	$4.62 B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
**	For the six months ended September 30, 2024. Not annualized.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Summit Materials, Inc.	2.9%
ICF International, Inc.	2.6%
Hamilton Lane Inc.	2.5%
Shift4 Payments, Inc.	2.5%
Fidelity Money Market Government Portfolio	2.4%
Palomar Holdings, Inc.	2.4%
Halozyme Therapeutics, Inc.	2.3%
Champion Homes, Inc.	2.3%
Ligand Pharmaceuticals, Inc.	2.1%
Advanced Drainage Systems, Inc.	2.1%
Sector Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://buffalofunds.com/our-funds/performance/#literature.
Buffalo Small Cap Growth Fund	PAGE 1	TSR-SAR-119530814

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Small Cap Growth Fund	PAGE 2	TSR-SAR-119530814

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Buffalo Funds
BUFFALO BLUE CHIP GROWTH FUND
(formerly known as the “Buffalo Large Cap Fund”)
BUFFALO EARLY STAGE GROWTH FUND
BUFFALO FLEXIBLE ALLOCATION FUND
(formerly known as the “Buffalo Flexible Income Fund”)
BUFFALO GROWTH FUND
BUFFALO GROWTH & INCOME FUND
(formerly known as the “Buffalo Dividend Focus Fund”)
BUFFALO HIGH YIELD FUND
BUFFALO INTERNATIONAL FUND
BUFFALO MID CAP DISCOVERY FUND
(formerly known as the “Buffalo Discovery Fund”)
BUFFALO MID CAP GROWTH FUND
(formerly known as the “Buffalo Mid Cap Fund”)
BUFFALO SMALL CAP GROWTH FUND
(formerly known as the “Buffalo Small Cap Fund”)
Core Financial Statements (Unaudited)
September 30, 2024

Buffalo Blue Chip Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.2%
Communication Services — 10.8%
Entertainment — 0.8%
Netflix, Inc.(a)	1,750	$1,241,222
Interactive Media & Services — 9.4%
Alphabet, Inc. - Class A	51,500	8,541,275
Meta Platforms, Inc. - Class A	9,425	5,395,247
		13,936,522
Media — 0.6%
Trade Desk, Inc. - Class A(a)	8,130	891,455
Total Communication Services		16,069,199
Consumer Discretionary — 10.9%
Automobiles — 0.5%
Tesla, Inc.(a)	2,725	712,942
Broadline Retail — 5.5%
Amazon.com, Inc.(a)	43,575	8,119,329
Hotels, Restaurants & Leisure — 1.0%
Chipotle Mexican Grill, Inc.(a)	14,350	826,847
Marriott International, Inc./MD - Class A	2,875	714,725
		1,541,572
Specialty Retail — 3.0%
Home Depot, Inc.	4,610	1,867,972
O’Reilly Automotive, Inc.(a)	1,025	1,180,390
TJX Companies, Inc.	11,720	1,377,569
		4,425,931
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE - ADR	5,575	856,376
On Holding AG - Class A(a)	10,900	546,635
		1,403,011
Total Consumer Discretionary		16,202,785
Consumer Staples — 2.3%
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	2,650	2,349,278
Walmart, Inc.	14,075	1,136,556
		3,485,834
Total Consumer Staples		3,485,834
Energy — 1.6%
Energy Equipment & Services — 0.5%
Schlumberger NV	17,225	722,589

The accompanying notes are an integral part of these financial statements.

1

Buffalo Blue Chip Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Oil, Gas & Consumable Fuels — 1.1%
ConocoPhillips	6,400	$673,792
Exxon Mobil Corp.	7,750	908,455
		1,582,247
Total Energy		2,304,836
Financials — 4.7%
Capital Markets — 0.8%
S&P Global, Inc.	2,375	1,226,972
Financial Services — 2.9%
Mastercard, Inc. - Class A	2,925	1,444,365
Visa, Inc. - Class A	10,165	2,794,867
		4,239,232
Insurance — 1.0%
Aon PLC - Class A	1,025	354,640
Arthur J. Gallagher & Co.	4,250	1,195,822
		1,550,462
Total Financials		7,016,666
Health Care — 9.4%
Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc.(a)	7,970	560,211
Vertex Pharmaceuticals, Inc.(a)	1,725	802,263
		1,362,474
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	11,025	1,256,960
Boston Scientific Corp.(a)	9,600	804,480
Intuitive Surgical, Inc.(a)	1,975	970,258
Stryker Corp.	2,525	912,182
		3,943,880
Health Care Providers & Services — 0.9%
McKesson Corp.	775	383,175
UnitedHealth Group, Inc.	1,545	903,331
		1,286,506
Life Sciences Tools & Services — 1.2%
ICON PLC(a)	1,950	560,255
Thermo Fisher Scientific, Inc.	1,855	1,147,447
		1,707,702
Pharmaceuticals — 3.8%
AstraZeneca PLC - ADR	12,750	993,352
Eli Lilly & Co.	3,435	3,043,204
Merck & Co., Inc.	7,075	803,437

The accompanying notes are an integral part of these financial statements.

2

Buffalo Blue Chip Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Pharmaceuticals — (Continued)
Sanofi SA - ADR	14,750	$850,043
		5,690,036
Total Health Care		13,990,598
Industrials — 8.6%
Aerospace & Defense — 1.5%
General Electric Co.	7,500	1,414,350
Northrop Grumman Corp.	1,675	884,517
		2,298,867
Building Products — 1.0%
Trane Technologies PLC	3,925	1,525,765
Electrical Equipment — 2.3%
Eaton Corp. PLC	4,875	1,615,770
GE Vernova, Inc.(a)	3,150	803,187
Vertiv Holdings Co. - Class A	9,650	960,079
		3,379,036
Ground Transportation — 1.0%
Uber Technologies, Inc.(a)	19,950	1,499,442
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	2,850	589,124
Machinery — 1.7%
Ingersoll Rand, Inc.	7,825	768,102
Westinghouse Air Brake Technologies Corp.	4,875	886,129
Xylem, Inc.	6,450	870,943
		2,525,174
Professional Services — 0.7%
KBR, Inc.	16,475	1,073,017
Total Industrials		12,890,425
Information Technology — 41.4%(b)
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	3,450	1,324,179
Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp.(a)	7,850	697,944
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc.(a)	6,325	1,037,806
Applied Materials, Inc.	3,050	616,252
ASML Holding NV - NY Shares	990	824,918
Broadcom, Inc.	21,225	3,661,313
Entegris, Inc.	4,800	540,144

The accompanying notes are an integral part of these financial statements.

3

Buffalo Blue Chip Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA Corp.	1,500	$1,161,615
NVIDIA Corp.	111,930	13,592,779
		21,434,827
Software — 15.2%
Adobe, Inc.(a)	1,470	761,137
HubSpot, Inc.(a)	1,225	651,210
Intuit, Inc.	1,060	658,260
Microsoft Corp.	33,925	14,597,927
Nice Ltd. - ADR(a)	2,950	512,326
Palo Alto Networks, Inc.(a)	2,450	837,410
Salesforce, Inc.	3,925	1,074,312
ServiceNow, Inc.(a)	1,570	1,404,192
Synopsys, Inc.(a)	2,400	1,215,336
Workday, Inc. - Class A(a)	4,085	998,415
		22,710,525
Technology Hardware, Storage & Peripherals — 10.5%
Apple, Inc.	66,005	15,379,165
Pure Storage, Inc. - Class A(a)	5,625	282,600
		15,661,765
Total Information Technology		61,829,240
Materials — 2.3%
Chemicals — 1.5%
Ecolab, Inc.	4,575	1,168,135
Linde PLC	2,330	1,111,084
		2,279,219
Construction Materials — 0.8%
CRH PLC	12,850	1,191,709
Total Materials		3,470,928
Utilities — 1.2%
Electric Utilities — 0.6%
Constellation Energy Corp.	3,500	910,070
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	7,675	909,794
Total Utilities		1,819,864
TOTAL COMMON STOCKS (Cost $63,748,531)		139,080,375
EXCHANGE TRADED FUNDS — 1.8%
Invesco S&P 500® Equal Weight ETF	15,240	2,730,398
TOTAL EXCHANGE TRADED FUNDS (Cost $2,624,585)		2,730,398

The accompanying notes are an integral part of these financial statements.

4

Buffalo Blue Chip Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 5.0%
Money Market Funds — 5.0%
Fidelity Money Market Government Portfolio - Class I, 4.83%(c)	7,436,400	$7,436,400
TOTAL SHORT-TERM INVESTMENTS (Cost $7,436,400)		7,436,400
TOTAL INVESTMENTS — 100.0% (Cost $73,809,516)		$149,247,173
Liabilities in Excess of Other Assets - (0.0)%(d)		(12,355)
TOTAL NET ASSETS — 100.0%		$149,234,818

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

Buffalo Early Stage Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.1%
Communication Services — 0.9%
Interactive Media & Services — 0.9%
Shutterstock, Inc.	17,900	$633,123
Consumer Discretionary — 11.9%
Automobile Components — 1.6%
Patrick Industries, Inc.	8,400	1,195,908
Diversified Consumer Services — 1.7%
OneSpaWorld Holdings Ltd.	75,300	1,243,203
Hotels, Restaurants & Leisure — 4.7%
Accel Entertainment, Inc.(a)	105,100	1,221,262
Playa Hotels & Resorts N.V.(a)	173,700	1,346,175
Portillo's, Inc. - Class A(a)	64,500	868,815
		3,436,252
Household Durables — 3.9%
Champion Homes, Inc.(a)	18,070	1,713,940
The Lovesac Co.(a)	41,600	1,191,840
		2,905,780
Total Consumer Discretionary		8,781,143
Consumer Staples — 3.2%
Beverages — 1.4%
MGP Ingredients, Inc.	12,760	1,062,270
Food Products — 1.8%
SunOpta, Inc.(a)	208,000	1,327,040
Total Consumer Staples		2,389,310
Energy — 1.7%
Energy Equipment & Services — 1.7%
Cactus, Inc. - Class A	21,320	1,272,164
Financials — 14.5%
Capital Markets — 5.5%
Hamilton Lane, Inc. - Class A	15,485	2,607,519
Open Lending Corp.(a)	116,100	710,532
WisdomTree, Inc.	76,000	759,240
		4,077,291
Financial Services — 7.3%
Compass Diversified Holdings	96,100	2,126,693
i3 Verticals, Inc. - Class A(a)	48,200	1,027,142
Shift4 Payments, Inc. - Class A(a)	25,600	2,268,160
		5,421,995

The accompanying notes are an integral part of these financial statements.

6

Buffalo Early Stage Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
Insurance — 1.7%
Kinsale Capital Group, Inc.	2,660	$1,238,416
Total Financials		10,737,702
Health Care — 18.7%
Biotechnology — 2.6%
Halozyme Therapeutics, Inc.(a)	33,710	1,929,560
Health Care Equipment & Supplies — 7.1%
Establishment Labs Holdings, Inc.(a)	23,100	999,537
Inspire Medical Systems, Inc.(a)	5,800	1,224,090
Omnicell, Inc.(a)	14,700	640,920
OrthoPediatrics Corp.(a)	28,490	772,364
QuidelOrtho Corp.(a)	24,700	1,126,320
STAAR Surgical Co.(a)	13,375	496,881
		5,260,112
Health Care Providers & Services — 4.0%
Castle Biosciences, Inc.(a)	40,100	1,143,652
Option Care Health, Inc.(a)	37,940	1,187,522
Progyny, Inc.(a)	38,410	643,752
		2,974,926
Health Care Technology — 3.6%
HealthStream, Inc.	67,100	1,935,164
Simulations Plus, Inc.	23,000	736,460
		2,671,624
Life Sciences Tools & Services — 1.4%
BioLife Solutions, Inc.(a)	39,400	986,576
Total Health Care		13,822,798
Industrials — 30.7%(b)
Aerospace & Defense — 4.3%
AeroVironment, Inc.(a)	2,850	571,425
Cadre Holdings, Inc.	49,700	1,886,115
Kratos Defense & Security Solutions, Inc.(a)	30,000	699,000
		3,156,540
Air Freight & Logistics — 1.3%
Air Transport Services Group, Inc.(a)	59,100	956,829
Building Products — 3.7%
Advanced Drainage Systems, Inc.	9,200	1,445,872
Apogee Enterprises, Inc.	18,500	1,295,278
		2,741,150
Construction & Engineering — 2.0%
Bowman Consulting Group Ltd.(a)	60,400	1,454,432

The accompanying notes are an integral part of these financial statements.

7

Buffalo Early Stage Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — 95.1% — (Continued)
Industrials — (Continued)
Machinery — 6.6%
Federal Signal Corp.	21,040	$1,966,398
Hillman Solutions Corp.(a)	160,000	1,689,600
Kornit Digital Ltd.(a)	46,000	1,188,410
		4,844,408
Professional Services — 10.1%
ICF International, Inc.	12,100	2,018,159
NV5 Global, Inc.(a)	13,040	1,218,979
Verra Mobility Corp.(a)	57,300	1,593,513
Willdan Group, Inc.(a)	64,400	2,637,180
		7,467,831
Trading Companies & Distributors — 2.7%
Transcat, Inc.(a)	16,700	2,016,859
Total Industrials		22,638,049
Information Technology — 11.4%
Communications Equipment — 1.6%
Calix, Inc.(a)	30,700	1,190,853
Electronic Equipment, Instruments & Components — 1.7%
Napco Security Technologies, Inc.	19,500	788,970
nLight, Inc.(a)	42,800	457,532
		1,246,502
IT Services — 0.7%
BigCommerce Holdings, Inc.(a)	85,500	500,175
Software — 7.4%
CyberArk Software Ltd.(a)	5,300	1,545,533
Teradata Corp.(a)	29,000	879,860
Varonis Systems, Inc.(a)	33,400	1,887,100
Vertex, Inc. - Class A(a)	29,760	1,146,058
		5,458,551
Total Information Technology		8,396,081
Materials — 2.1%
Chemicals — 2.1%
Element Solutions, Inc.	56,000	1,520,960
TOTAL COMMON STOCKS (Cost $47,671,013)		70,191,330
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Health Care REITs — 1.3%
Community Healthcare Trust, Inc.	53,600	972,840
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,317,043)		972,840

The accompanying notes are an integral part of these financial statements.

8

Buffalo Early Stage Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
Fidelity Money Market Government Portfolio - Class I, 4.83%(c)	1,906,899	$1,906,899
TOTAL SHORT-TERM INVESTMENTS (Cost $1,906,899)		1,906,899
TOTAL INVESTMENTS — 99.0% (Cost $50,894,955)		$73,071,069
Other Assets in Excess of Liabilities - 1.0%		774,851
TOTAL NET ASSETS — 100.0%		$73,845,920

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

9

Buffalo Flexible Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.9%
Communication Services — 3.5%
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	100,000	$2,200,000
Verizon Communications, Inc.	237,000	10,643,670
		12,843,670
Entertainment — 0.9%
Lions Gate Entertainment Corp. - Class B(a)	595,000	4,117,400
Total Communication Services		16,961,070
Consumer Staples — 21.0%
Beverages — 5.0%
Coca-Cola Co.	150,000	10,779,000
PepsiCo, Inc.	80,000	13,604,000
		24,383,000
Consumer Staples Distribution & Retail — 5.4%
Costco Wholesale Corp.	30,000	26,595,600
Food Products — 3.7%
Conagra Brands, Inc.	100,000	3,252,000
General Mills, Inc.	150,000	11,077,500
Kellanova	50,000	4,035,500
		18,365,000
Household Products — 6.9%
Clorox Co.	50,000	8,145,500
Colgate-Palmolive Co.	25,000	2,595,250
Kimberly-Clark Corp.	70,000	9,959,600
Procter & Gamble Co.	75,000	12,990,000
		33,690,350
Total Consumer Staples		103,033,950
Energy — 24.2%
Energy Equipment & Services — 1.6%
Schlumberger NV(b)	190,000	7,970,500
Oil, Gas & Consumable Fuels — 22.6%
APA Corp.	400,000	9,784,000
BP PLC - ADR	25,000	784,750
Chevron Corp.	125,000	18,408,750
ConocoPhillips	150,000	15,792,000
Delek Logistics Partners LP	140,000	6,120,800
Exxon Mobil Corp.	165,000	19,341,300
Hess Corp.	125,000	16,975,000
HF Sinclair Corp.(b)	70,000	3,119,900
Kinder Morgan, Inc.	560,000	12,370,400
Marathon Petroleum Corp.	50,000	8,145,500
		110,842,400
Total Energy		118,812,900

The accompanying notes are an integral part of these financial statements.

10

Buffalo Flexible Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — 9.3%
Banks — 1.8%
Truist Financial Corp.	210,000	$8,981,700
Insurance — 7.5%
Arthur J. Gallagher & Co.	70,000	19,695,900
The Allstate Corp.	90,000	17,068,500
		36,764,400
Total Financials		45,746,100
Health Care — 15.9%
Biotechnology — 1.7%
Gilead Sciences, Inc.	100,000	8,384,000
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	75,000	8,550,750
Pharmaceuticals — 12.4%
Bristol-Myers Squibb Co.	15,000	776,100
Eli Lilly & Co.(b)	35,000	31,007,900
Johnson & Johnson	75,000	12,154,500
Merck & Co., Inc.	80,000	9,084,800
Pfizer, Inc.	270,000	7,813,800
		60,837,100
Total Health Care		77,771,850
Industrials — 3.7%
Commercial Services & Supplies — 3.2%
Pitney Bowes, Inc.	310,000	2,210,300
Waste Management, Inc.	65,000	13,494,000
		15,704,300
Electrical Equipment — 0.5%
ABB Ltd. - ADR	45,000	2,606,400
Total Industrials		18,310,700
Information Technology — 17.7%
Communications Equipment — 1.9%
Cisco Systems, Inc.	175,000	9,313,500
IT Services — 3.2%
International Business Machines Corp.	70,000	15,475,600
Semiconductors & Semiconductor Equipment — 2.9%
QUALCOMM, Inc.	85,000	14,454,250
Software — 9.7%
Microsoft Corp.	110,000	47,333,000
Total Information Technology		86,576,350

The accompanying notes are an integral part of these financial statements.

11

Buffalo Flexible Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Materials — 1.6%
Chemicals — 0.6%
Dow, Inc.	50,000	$2,731,500
Metals & Mining — 1.0%
BHP Group Ltd. - ADR	23,000	1,428,530
Rio Tinto PLC - ADR	50,000	3,558,500
		4,987,030
Total Materials		7,718,530
TOTAL COMMON STOCKS (Cost $180,355,992)		474,931,450
REAL ESTATE INVESTMENT TRUSTS — 2.8%
Specialized REITs — 2.8%
Digital Realty Trust, Inc.	85,300	13,804,099
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,874,800)		13,804,099
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
Fidelity Money Market Government Portfolio - Class I, 4.83%(c)	1,682,033	1,682,033
TOTAL SHORT-TERM INVESTMENTS (Cost $1,682,033)		1,682,033
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost $186,912,825)		$490,417,582
Liabilities in Excess of Other Assets - (0.0)%(d)		(244,919)
TOTAL NET ASSETS — 100.0%		$490,172,663

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

12

Buffalo Flexible Allocation Fund
Schedule of Options Written
September 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — 0.0%(a)(b)(c)
Call Options — 0.0%(a)(b)(c)
Eli Lilly & Co., Expiration: 11/01/2024; Exercise Price: $930.00	$(4,429,700)	(50)	$(103,000)
HF Sinclair Corp.
Expiration: 12/20/2024; Exercise Price: $50.00	(668,550)	(150)	(19,350)
Expiration: 12/20/2024; Exercise Price: $55.00	(267,420)	(60)	(3,300)
Schlumberger NV, Expiration: 11/15/2024; Exercise Price: $55.00	(734,125)	(175)	(1,575)
Total Call Options			(127,225)
TOTAL OPTIONS WRITTEN (Premiums received $246,629)			(127,225)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

13

Buffalo Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Communication Services — 14.6%
Entertainment — 1.4%
Liberty Media Corp.-Liberty Live - Class C(a)	50,000	$2,566,500
Interactive Media & Services — 13.2%
Alphabet, Inc. - Class A	58,900	9,768,565
Alphabet, Inc. - Class C	28,200	4,714,758
Meta Platforms, Inc. - Class A	15,813	9,051,994
		23,535,317
Total Communication Services		26,101,817
Consumer Discretionary — 10.7%
Broadline Retail — 7.6%
Amazon.com, Inc.(a)	72,820	13,568,550
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	900	3,790,908
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc. - Class B	18,639	1,647,688
Total Consumer Discretionary		19,007,146
Energy — 1.1%
Energy Equipment & Services — 1.1%
Schlumberger NV	46,633	1,956,254
Financials — 9.7%
Capital Markets — 3.0%
MSCI, Inc.	3,615	2,107,292
Open Lending Corp.(a)	231,270	1,415,372
S&P Global, Inc.	3,500	1,808,170
		5,330,834
Financial Services — 6.7%
Global Payments, Inc.	13,005	1,331,972
Mastercard, Inc. - Class A	8,515	4,204,707
Shift4 Payments, Inc. - Class A(a)	27,567	2,442,437
Visa, Inc. - Class A	14,758	4,057,712
		12,036,828
Total Financials		17,367,662
Health Care — 10.4%
Health Care Equipment & Supplies — 3.6%
Edwards Lifesciences Corp.(a)	27,475	1,813,075
Establishment Labs Holdings, Inc.(a)	34,570	1,495,844
IDEXX Laboratories, Inc.(a)	2,856	1,442,909
Intuitive Surgical, Inc.(a)	3,600	1,768,572
		6,520,400

The accompanying notes are an integral part of these financial statements.

14

Buffalo Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Health Care Providers & Services — 2.2%
Progyny, Inc.(a)	74,024	$1,240,642
UnitedHealth Group, Inc.	4,500	2,631,060
		3,871,702
Health Care Technology — 1.2%
Veeva Systems, Inc. - Class A(a)	10,259	2,153,056
Life Sciences Tools & Services — 3.4%
Bio-Rad Laboratories, Inc. - Class A(a)	4,350	1,455,423
Danaher Corp.	6,059	1,684,523
Thermo Fisher Scientific, Inc.	4,768	2,949,342
		6,089,288
Total Health Care		18,634,446
Industrials — 6.7%
Commercial Services & Supplies — 1.0%
Copart, Inc.(a)	34,100	1,786,840
Ground Transportation — 2.4%
Uber Technologies, Inc.(a)	57,278	4,305,014
Professional Services — 3.3%
TransUnion	41,322	4,326,414
Verisk Analytics, Inc.	5,970	1,599,721
		5,926,135
Total Industrials		12,017,989
Information Technology — 41.4%(b)
Communications Equipment — 1.1%
Calix, Inc.(a)	49,000	1,900,710
Semiconductors & Semiconductor Equipment — 10.1%
Broadcom, Inc.	16,060	2,770,350
NVIDIA Corp.	125,000	15,180,000
		17,950,350
Software — 20.5%
Adobe, Inc.(a)	7,639	3,955,322
DoubleVerify Holdings, Inc.(a)	91,255	1,536,734
Intuit, Inc.	2,732	1,696,572
Microsoft Corp.	50,308	21,647,533
Palo Alto Networks, Inc.(a)	4,794	1,638,589
Salesforce, Inc.	13,813	3,780,756
ServiceNow, Inc.(a)	2,524	2,257,440
		36,512,946

The accompanying notes are an integral part of these financial statements.

15

Buffalo Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Technology Hardware, Storage & Peripherals — 9.7%
Apple Inc.	74,708	$17,406,964
Total Information Technology		73,770,970
Materials — 1.0%
Chemicals — 1.0%
Linde PLC	3,671	1,750,553
Real Estate — 3.3%
Real Estate Management & Development — 3.3%
CBRE Group, Inc. - Class A(a)	32,046	3,989,086
CoStar Group, Inc.(a)	24,000	1,810,560
		5,799,646
Total Real Estate		5,799,646
TOTAL COMMON STOCKS (Cost $59,646,949)		176,406,483
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
Fidelity Money Market Government Portfolio - Class I, 4.83%(c)	2,165,004	2,165,004
TOTAL SHORT-TERM INVESTMENTS (Cost $2,165,004)		2,165,004
TOTAL INVESTMENTS — 100.1% (Cost $61,811,953)		$178,571,487
Liabilities in Excess of Other Assets - (0.1)%		(160,061)
TOTAL NET ASSETS — 100.0%		$178,411,426

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

16

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.4%
Communication Services — 8.5%
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	10,625	$477,169
Entertainment — 0.4%
Walt Disney Co.	7,605	731,525
Interactive Media & Services — 7.2%
Alphabet, Inc. - Class A	12,600	2,089,710
Alphabet, Inc. - Class C	13,000	2,173,470
Meta Platforms, Inc. - Class A	13,300	7,613,452
		11,876,632
Media — 0.6%
Comcast Corp. - Class A	22,500	939,825
Total Communication Services		14,025,151
Consumer Discretionary — 3.7%
Broadline Retail — 1.3%
Amazon.com, Inc.(a)	11,000	2,049,630
Hotels, Restaurants & Leisure — 1.4%
Las Vegas Sands Corp.	5,000	251,700
MGM Resorts International(a)	30,500	1,192,245
Starbucks Corp.	9,500	926,155
		2,370,100
Specialty Retail — 1.0%
Home Depot, Inc.	4,225	1,711,970
Total Consumer Discretionary		6,131,700
Consumer Staples — 5.3%
Beverages — 1.9%
PepsiCo, Inc.	5,550	943,777
Primo Water Corp.(a)	88,600	2,237,150
		3,180,927
Consumer Staples Distribution & Retail — 0.5%
Walmart, Inc.	10,350	835,763
Food Products — 1.2%
Lamb Weston Holdings, Inc.	18,400	1,191,216
Tyson Foods, Inc. - Class A	11,900	708,764
		1,899,980
Household Products — 0.6%
The Procter & Gamble Co.	5,725	991,570

The accompanying notes are an integral part of these financial statements.

17

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples — (Continued)
Personal Care Products — 1.1%
Estee Lauder Cos., Inc. - Class A	11,200	$1,116,528
Kenvue, Inc.	27,000	624,510
		1,741,038
Total Consumer Staples		8,649,278
Energy — 11.5%
Oil, Gas & Consumable Fuels — 11.5%
Crescent Energy Co. - Class A	150,000	1,642,500
Energy Transfer Equity, LP	162,600	2,609,730
Enterprise Products Partners LP	46,650	1,357,981
Hess Corp.	9,875	1,341,025
Marathon Petroleum Corp.	12,126	1,975,447
Northern Oil and Gas, Inc.	63,400	2,244,994
Valero Energy Corp.	7,900	1,066,737
Viper Energy, Inc.	150,000	6,766,500
		19,004,914
Total Energy		19,004,914
Financials — 18.6%
Banks — 6.0%
Bank of America Corp.	63,000	2,499,840
Citigroup, Inc.	24,375	1,525,875
Citizens Financial Group, Inc.	40,750	1,673,602
JPMorgan Chase & Co.	14,000	2,952,040
Truist Financial Corp.	28,600	1,223,222
		9,874,579
Capital Markets — 4.5%
BlackRock, Inc.	1,100	1,044,461
CME Group, Inc.	4,025	888,116
Intercontinental Exchange, Inc.	11,100	1,783,104
S&P Global, Inc.	7,136	3,686,601
		7,402,282
Financial Services — 6.1%
Burford Capital Ltd.	180,800	2,397,408
Compass Diversified Holdings	72,000	1,593,360
Global Payments, Inc.	4,400	450,648
Mastercard, Inc. - Class A	4,400	2,172,720
Visa, Inc. - Class A	12,925	3,553,729
		10,167,865
Insurance — 2.0%
Arthur J. Gallagher & Co.	11,575	3,256,858
Total Financials		30,701,584

The accompanying notes are an integral part of these financial statements.

18

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — 11.5%
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	10,000	$1,140,100
Baxter International, Inc.	11,600	440,452
Medtronic PLC	7,400	666,222
		2,246,774
Health Care Providers & Services — 7.0%
CVS Health Corp.	32,900	2,068,752
Elevance Health, Inc.	3,375	1,755,000
HCA Healthcare, Inc.	8,100	3,292,083
McKesson Corp.	2,500	1,236,050
UnitedHealth Group, Inc.	5,600	3,274,208
		11,626,093
Pharmaceuticals — 3.1%
Eli Lilly & Co.	3,150	2,790,711
Johnson & Johnson	7,125	1,154,677
Merck & Co., Inc.	9,800	1,112,888
		5,058,276
Total Health Care		18,931,143
Industrials — 6.1%
Aerospace & Defense — 0.3%
The Boeing Co.(a)	3,025	459,921
Commercial Services & Supplies — 1.4%
Cintas Corp.	11,200	2,305,856
Electrical Equipment — 0.3%
AMETEK, Inc.	2,500	429,275
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	3,450	713,150
Machinery — 1.5%
Parker-Hannifin Corp.	3,950	2,495,689
Professional Services — 1.8%
Equifax, Inc.	3,200	940,352
SS&C Technologies Holdings, Inc.	26,600	1,973,986
		2,914,338
Trading Companies & Distributors — 0.4%
Fastenal Co.	10,300	735,626
Total Industrials		10,053,855
Information Technology — 12.6%
Communications Equipment — 0.6%
Cisco Systems, Inc.	17,750	944,655

The accompanying notes are an integral part of these financial statements.

19

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
IT Services — 1.0%
International Business Machines Corp.	7,700	$1,702,316
Semiconductors & Semiconductor Equipment — 1.7%
Marvell Technology, Inc.	10,100	728,412
QUALCOMM, Inc.	9,075	1,543,204
Texas Instruments, Inc.	2,950	609,381
		2,880,997
Software — 4.9%
Microsoft Corp.	18,650	8,025,095
Technology Hardware, Storage & Peripherals — 4.4%
Apple Inc.	31,080	7,241,640
Total Information Technology		20,794,703
Materials — 3.7%
Chemicals — 1.0%
Chemours Co.	75,700	1,538,224
Construction Materials — 1.9%
CRH PLC	25,600	2,374,144
Martin Marietta Materials, Inc.	1,500	807,375
		3,181,519
Containers & Packaging — 0.8%
Graphic Packaging Holding Co.	43,700	1,293,083
Total Materials		6,012,826
Utilities — 5.9%
Electric Utilities — 3.6%
American Electric Power Co., Inc.	15,700	1,610,820
Edison International	30,550	2,660,599
PG&E Corp.	82,600	1,633,002
		5,904,421
Independent Power & Renewable Electricity Producers — 1.7%
Vistra Corp.	23,500	2,785,690
Multi-Utilities — 0.6%
Sempra Energy	12,200	1,020,286
Total Utilities		9,710,397
TOTAL COMMON STOCKS (Cost $63,225,652)		144,015,551

The accompanying notes are an integral part of these financial statements.

20

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 4.9%
Health Care REITs — 0.8%
Community Healthcare Trust, Inc.	19,106	$346,774
Welltower, Inc.	7,900	1,011,437
		1,358,211
Office REITs — 0.6%
NET Lease Office Properties	31,400	961,468
Specialized REITs — 3.5%
American Tower Corp.	3,200	744,192
Digital Realty Trust, Inc.	5,000	809,150
Equinix Inc.	1,100	976,393
Lamar Advertising Co. - Class A	9,968	1,331,725
Public Storage	5,000	1,819,350
		5,680,810
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,744,895)		8,000,489

	Par
CONVERTIBLE BONDS — 4.5%
Communication Services — 0.3%
Entertainment — 0.3%
Live Nation Entertainment, Inc., 2.00%, 02/15/2025	$500,000	542,695
Consumer Discretionary — 2.2%
Hotels, Restaurants & Leisure — 2.2%
Royal Caribbean Cruises Ltd., 6.00%, 08/15/2025	1,000,000	3,578,875
Health Care — 1.4%
Biotechnology — 1.4%
Apellis Pharmaceuticals, Inc., 3.50%, 09/15/2026	300,000	328,800
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/2027	500,000	477,125
Exact Sciences Corp.
0.38%, 03/15/2027	100,000	97,100
0.38%, 03/01/2028	750,000	702,750
PTC Therapeutics, Inc., 1.50%, 09/15/2026	600,000	624,291
		2,230,066
Total Health Care		2,230,066

The accompanying notes are an integral part of these financial statements.

21

Buffalo Growth & Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CONVERTIBLE BOND — (Continued)
Industrials — 0.2%
Electrical Equipment — 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	$500,000	$373,094
Information Technology — 0.4%
Communications Equipment — 0.4%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	750,000	739,500
TOTAL CONVERTIBLE BONDS (Cost $4,973,056)		7,464,230

	Shares
PREFERRED STOCKS — 0.2%
Financials — 0.2%
Financial Services — 0.2%
Compass Diversified Holdings Series C, 7.88%, Perpetual	15,000	367,500
TOTAL PREFERRED STOCKS (Cost $319,968)		367,500
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 3.0%
Fidelity Money Market Government Portfolio - Class I, 4.83%(b)	4,888,669	4,888,669
TOTAL SHORT-TERM INVESTMENTS (Cost $4,888,669)		4,888,669
TOTAL INVESTMENTS — 100.0% (Cost $79,152,240)		$164,736,439
Other Assets in Excess of Liabilities - 0.0%(c)		60,008
TOTAL NET ASSETS — 100.0%		$164,796,447

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

22

Buffalo High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS — 61.8%
Communication Services — 3.5%
Diversified Telecommunications — 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	$2,000,000	$1,892,872
Entertainment — 0.3%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(a)	2,000,000	1,467,957
Interactive Media & Services — 1.6%
Cars.com, Inc., 6.38%, 11/01/2028(a)	4,000,000	4,032,056
Getty Images, Inc., 9.75%, 03/01/2027(a)	4,000,000	4,002,891
Match Group Holdings II LLC, 5.00%, 12/15/2027(a)	1,000,000	991,651
		9,026,598
Media — 1.3%
Directv Financing LLC, 8.88%, 02/01/2030(a)	2,000,000	2,013,594
Gray Television, Inc.
10.50%, 07/15/2029(a)	2,000,000	2,090,804
4.75%, 10/15/2030(a)	500,000	318,457
5.38%, 11/15/2031(a)	1,000,000	629,704
Scripps Escrow II, Inc.
3.88%, 01/15/2029(a)	500,000	373,707
5.38%, 01/15/2031(a)	2,000,000	1,153,684
Townsquare Media, Inc., 6.88%, 02/01/2026(a)	1,250,000	1,249,451
		7,829,401
Total Communication Services		20,216,828
Consumer Discretionary — 2.4%
Automobile Components — 0.5%
Patrick Industries, Inc., 4.75%, 05/01/2029(a)	3,000,000	2,856,594
Diversified Consumer Services — 0.2%
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(a)	1,100,000	1,142,199
Hotels, Restaurants & Leisure — 0.5%
Dave & Buster’s, Inc., 7.63%, 11/01/2025(a)	1,500,000	1,502,372
Six Flags Entertainment Corp., 5.50%, 04/15/2027(a)	1,500,000	1,491,790
		2,994,162
Leisure Products — 1.2%
Vista Outdoor, Inc., 4.50%, 03/15/2029(a)	6,800,000	6,755,700
Total Consumer Discretionary		13,748,655
Consumer Staples — 5.5%
Consumer Staples Distribution & Retail — 0.4%
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	2,500,000	2,390,083
Food & Beverage Wholesalers — 0.9%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	5,000,000	5,204,873

The accompanying notes are an integral part of these financial statements.

23

Buffalo High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Consumer Staples — (Continued)
Food Products — 1.7%
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	$3,000,000	$2,995,439
4.25%, 08/01/2029(a)	1,000,000	952,250
Primo Water Holdings, Inc., 4.38%, 04/30/2029(a)	2,000,000	1,921,081
TreeHouse Foods, Inc., 4.00%, 09/01/2028	4,000,000	3,707,540
		9,576,310
Household Products — 2.0%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031(a)	3,000,000	3,003,840
10.75%, 06/30/2032(a)	9,000,000	8,571,212
		11,575,052
Personal Care Products — 0.5%
BellRing Brands, Inc., 7.00%, 03/15/2030(a)	3,000,000	3,142,995
Total Consumer Staples		31,889,313
Energy — 17.0%
Energy Equipment & Services — 2.0%
Bristow Group, Inc., 6.88%, 03/01/2028(a)	2,250,000	2,224,379
Enerflex Ltd., 9.00%, 10/15/2027(a)	3,000,000	3,108,588
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	6,000,000	6,445,314
		11,778,281
Oil, Gas & Consumable Fuels — 15.0%
Baytex Energy Corp., 8.50%, 04/30/2030(a)	2,500,000	2,594,058
California Resources Corp.
7.13%, 02/01/2026(a)	4,000,000	4,001,024
8.25%, 06/15/2029(a)	6,000,000	6,124,179
Crescent Energy Finance LLC
9.25%, 02/15/2028(a)	6,250,000	6,524,231
7.38%, 01/15/2033(a)	5,000,000	4,954,401
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028(a)	1,000,000	1,002,787
8.63%, 03/15/2029(a)	3,000,000	3,153,423
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	7,350,000	7,522,014
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,000,000	1,077,222
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	6,500,000	6,838,929
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	2,000,000	2,165,132
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	7,000,000	7,734,958
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	2,000,000	1,973,821
Northern Oil & Gas, Inc., 8.13%, 03/01/2028(a)	9,100,000	9,173,892
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)	9,750,000	9,641,172
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	2,100,000	2,197,803

The accompanying notes are an integral part of these financial statements.

24

Buffalo High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Energy — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
Talos Production, Inc.
9.00%, 02/01/2029(a)	$2,000,000	$2,061,694
9.38%, 02/01/2031(a)	2,000,000	2,057,935
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	200,000	202,921
Viper Energy, Inc., 5.38%, 11/01/2027(a)	1,750,000	1,745,970
W&T Offshore, Inc., 11.75%, 02/01/2026(a)	4,000,000	4,083,176
		86,830,742
Total Energy		98,609,023
Financials — 12.1%
Capital Markets — 0.4%
StoneX Group, Inc., 7.88%, 03/01/2031(a)	2,000,000	2,131,588
Consumer Finance — 2.7%
Credit Acceptance Corp., 9.25%, 12/15/2028(a)	2,000,000	2,141,096
Encore Capital Group, Inc.
9.25%, 04/01/2029(a)	4,000,000	4,310,220
8.50%, 05/15/2030(a)	1,250,000	1,318,571
PRA Group, Inc.
8.38%, 02/01/2028(a)	1,500,000	1,553,710
8.88%, 01/31/2030(a)	5,750,000	5,995,307
		15,318,904
Financial Services — 6.5%
Burford Capital Global Finance LLC
6.88%, 04/15/2030(a)	4,500,000	4,502,071
9.25%, 07/01/2031(a)	7,500,000	8,079,727
CPI CG, Inc., 10.00%, 07/15/2029(a)	2,000,000	2,106,860
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029(a)	5,250,000	5,466,106
9.13%, 05/15/2031(a)	3,000,000	3,088,122
Hightower Holding LLC, 9.13%, 01/31/2030(a)	4,500,000	4,697,496
NCR Atleos Corp., 9.50%, 04/01/2029(a)	2,500,000	2,754,238
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	7,000,000	7,141,862
		37,836,482
Insurance — 2.5%
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 06/15/2029(a)	2,000,000	2,090,220
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	9,000,000	9,316,431
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	3,000,000	3,213,735
		14,620,386
Total Financials		69,907,360

The accompanying notes are an integral part of these financial statements.

25

Buffalo High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Health Care — 2.1%
Biotechnology — 0.0%(b)
Star Parent, Inc., 9.00%, 10/01/2030(a)	$100,000	$107,483
Commercial Services & Supplies — 0.1%
VT Topco, Inc., 8.50%, 08/15/2030(a)	500,000	534,268
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	500,000	529,375
Health Care Providers & Services — 0.7%
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	4,000,000	4,136,048
Medical Equipment & Devices — 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030(a)	1,100,000	1,218,532
Pharmaceuticals — 1.0%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/2034(a)	1,000,000	1,060,746
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	4,000,000	4,172,396
7.88%, 09/15/2029	250,000	276,486
		5,509,628
Total Health Care		12,035,334
Industrials — 10.1%
Aerospace & Defense — 0.8%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(a)	500,000	558,109
TransDigm, Inc.
5.50%, 11/15/2027	1,000,000	997,362
4.63%, 01/15/2029	1,000,000	966,459
4.88%, 05/01/2029	1,000,000	972,705
6.63%, 03/01/2032(a)	1,000,000	1,043,066
		4,537,701
Air Freight & Logistics — 0.2%
GN Bondco LLC, 9.50%, 10/15/2031(a)	1,000,000	1,053,503
Building Products — 1.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	1,250,000	1,278,342
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	4,000,000	3,925,245
4.25%, 02/01/2032(a)	1,000,000	925,211
		6,128,798
Commercial Services & Supplies — 4.5%
CoreCivic, Inc., 8.25%, 04/15/2029	4,000,000	4,237,664
Deluxe Corp., 8.00%, 06/01/2029(a)	2,500,000	2,373,330
GEO Group, Inc.
8.63%, 04/15/2029	4,000,000	4,161,536
10.25%, 04/15/2031	8,000,000	8,533,648

The accompanying notes are an integral part of these financial statements.

26

Buffalo High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Industrials — (Continued)
Commercial Services & Supplies — (Continued)
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	$7,000,000	$7,067,572
		26,373,750
Construction & Engineering — 0.7%
MasTec, Inc., 6.63%, 08/15/2029(a)	3,000,000	3,028,605
Pike Corp., 8.63%, 01/31/2031(a)	1,000,000	1,070,479
		4,099,084
Ground Transportation — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/2030(a)	4,000,000	4,098,117
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(a)	8,000,000	7,167,846
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	3,000,000	2,891,637
Fly Leasing Ltd., 7.00%, 10/15/2024(a)	2,000,000	1,990,000
		12,049,483
Total Industrials		58,340,436
Information Technology — 2.4%
Communications Equipment — 0.3%
VM Consolidated, Inc., 5.50%, 04/15/2029(a)	2,000,000	1,983,442
Software — 1.5%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(a)	7,500,000	7,472,311
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	1,100,000	1,164,670
		8,636,981
Technology Distributors — 0.6%
EquipmentShare.com, Inc.
8.63%, 05/15/2032(a)	1,800,000	1,890,900
8.00%, 03/15/2033(a)	1,500,000	1,538,004
		3,428,904
Total Information Technology		14,049,327
Materials — 1.4%
Chemicals — 1.2%
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	5,000,000	5,100,000
Chemours Co., 5.75%, 11/15/2028(a)	2,000,000	1,901,779
		7,001,779
Construction Materials — 0.0%(b)
Eco Material Technologies, Inc., 7.88%, 01/31/2027(a)	250,000	252,880
Metals & Mining — 0.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	1,000,000	1,063,733
Total Materials		8,318,392

The accompanying notes are an integral part of these financial statements.

27

Buffalo High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Real Estate — 4.7%
Hotel & Resort REITs — 0.6%
Service Properties Trust, 8.63%, 11/15/2031(a)	$3,000,000	$3,265,119
Industrial REITs — 1.0%
IIP Operating Partnership LP, 5.50%, 05/25/2026	6,250,000	6,040,724
Specialized REITs — 3.1%
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029(a)	1,000,000	953,074
4.63%, 03/15/2030(a)	1,000,000	951,108
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028(a)	14,500,000	15,486,448
10.50%, 02/15/2028(a)	500,000	534,015
		17,924,645
Total Real Estate		27,230,488
Utilities — 0.6%
Independent Power & Renewable Elec Producers — 0.6%
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	3,500,000	3,575,292
TOTAL CORPORATE BONDS (Cost $350,593,113)		357,920,448
BANK LOANS — 30.8%
Communication Services — 3.7%
Diversified Telecommunications — 0.5%
Consolidated Communications, Inc. First Lien, 8.86% (1 mo. Term SOFR + 3.50%), 10/04/2027	2,928,009	2,859,025
Entertainment — 0.5%
Pretzel Parent T/L B (TAIT), 9.85%, 08/14/2031	3,000,000	3,011,250
Interactive Media & Services — 0.3%
Abe Investment Holdings, Inc. First Lien, 9.93% (3 mo. Term SOFR + 4.50%), 02/19/2026	1,692,755	1,686,416
Media — 2.4%
Directv Financing LLC First Lien, 10.71% (1 mo. Term SOFR + 5.25%), 08/02/2029	7,991,579	7,881,695
EW Scripps Co. First Lien, 7.92% (1 mo. Term SOFR + 2.56%), 05/01/2026	945,250	922,909
EW Scripps Co., 8.36% (1 mo. Term SOFR + 3.00%), 01/07/2028	170,313	152,875
Magnite, Inc., 8.76% (1 mo. Term SOFR + 3.75%), 02/06/2031	4,987,500	5,031,141
		13,988,620
Total Communication Services		21,545,311

The accompanying notes are an integral part of these financial statements.

28

Buffalo High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS — (Continued)
Consumer Discretionary — 4.2%
Automobile Components — 2.1%
First Brands Group LLC First Lien
10.51% (3 mo. Term SOFR + 5.00%), 03/30/2027	$6,906,182	$6,845,753
10.59% (3 mo. Term SOFR + 5.00%), 03/30/2027	2,971,906	2,945,441
Wand NewCo 3, Inc. First Lien, 8.50% (1 mo. Term SOFR + 3.25%), 01/30/2031	2,493,750	2,493,750
		12,284,944
Hotels, Restaurants & Leisure — 0.9%
Dave & Buster’s, Inc. First Lien, 8.50% (1 mo. Term SOFR + 3.25%), 06/29/2029	4,935,200	4,924,589
Household Durables — 0.3%
AI Aqua Merger Sub, Inc. First Lien, 8.70% (1 mo. Term SOFR + 3.75%), 07/31/2028	1,994,963	1,994,863
Specialty Retail — 0.9%
Victra Holdings LLC First Lien, 10.26% (1 mo. Term SOFR + 5.25%), 03/29/2029	5,000,000	5,050,000
Total Consumer Discretionary		24,254,396
Consumer Staples — 2.1%
Household Products — 0.8%
Kronos Acquisition Holdings, Inc. First Lien, 9.34% (1 mo. Term SOFR + 4.00%), 07/08/2031	5,000,000	4,700,000
Personal Care Products — 1.3%
KDC/ONE Development Corp., Inc. First Lien, 9.75% (1 mo. Term SOFR + 4.50%), 08/15/2028	7,482,500	7,497,690
Total Consumer Staples		12,197,690
Financials — 3.9%
Financial Services — 1.9%
NCR Atleos Corp., 10.19% (3 mo. Term SOFR + 4.75%), 03/27/2029	3,958,000	4,009,117
Nexus Buyer LLC, 9.25% (1 mo. Term SOFR + 4.00%), 07/31/2031	7,000,000	6,951,315
		10,960,432
Insurance — 2.0%
Acrisure LLC First Lien, 8.59% (3 mo. Term SOFR + 3.25%), 11/06/2030	3,990,000	3,958,838
Jones Deslauriers Insurance Management, Inc. First Lien, 8.40% (1 mo. Term SOFR + 3.25%), 03/15/2030	3,482,500	3,485,983
TIH Insurance Holdings LLC Second Lien, 10.07% (3 mo. Term SOFR + 4.75%), 05/06/2032	4,000,000	4,075,000
		11,519,821
Total Financials		22,480,253

The accompanying notes are an integral part of these financial statements.

29

Buffalo High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS — (Continued)
Health Care — 9.8%
Biotechnology — 2.2%
Endo Finance Holdings, Inc. First Lien, 9.83% (3 mo. Term SOFR + 4.50%), 04/23/2031	$10,000,000	$10,003,100
Star Parent, Inc. First Lien, 9.08% (3 mo. Term SOFR + 4.00%), 09/30/2030	2,985,000	2,908,704
		12,911,804
Health Care Equipment & Supplies — 1.7%
Bausch + Lomb Corp. First Lien, 9.25% (1 mo. Term SOFR + 4.00%), 09/29/2028	4,455,000	4,457,807
Embecta Corp., 8.25% (1 mo. Term SOFR + 3.00%), 04/02/2029	5,713,748	5,579,532
		10,037,339
Pharmaceuticals — 5.9%
Amneal Pharmaceuticals LLC, 10.75% (1 mo. Term SOFR + 5.50%), 05/04/2028	25,630,225	25,982,641
PetIQ Holdings LLC, 9.64% (1 mo. Term SOFR + 4.25%), 04/13/2028	8,111,456	8,126,665
		34,109,306
Total Health Care		57,058,449
Industrials — 5.4%
Aerospace & Defense — 0.3%
TransDigm, Inc. First Lien, 8.08% (3 mo. Term SOFR + 2.75%), 03/22/2030	1,868,216	1,870,047
Building Products — 1.2%
Trulite Glass & Aluminum Solutions LLC, 11.25% (1 mo. Term SOFR + 6.00%), 03/01/2030	7,406,250	7,184,062
Commercial Services & Supplies — 1.4%
Emerald X, Inc. First Lien, 10.35% (1 mo. Term SOFR + 5.00%), 05/22/2026	3,950,000	3,966,669
GEO Group, Inc., 10.50% (1 mo. Term SOFR + 5.25%), 04/14/2029	4,152,778	4,227,528
		8,194,197
Construction & Engineering — 0.0%(b)
AAL Delaware Holdco, Inc., 8.75% (1 mo. Term SOFR + 3.50%), 07/30/2031	250,000	251,446
Electrical Equipment — 0.3%
Array Technologies, Inc., 8.68% (1 mo. Term SOFR + 3.25%), 10/14/2027	1,503,800	1,504,740
Energy Equipment & Services — 0.7%
Artera Services LLC First Lien, 9.83% (3 mo. Term SOFR + 4.50%), 02/10/2031	3,979,975	3,889,789
Machinery — 0.5%
Chart Industries, Inc. First Lien, 7.82% (3 mo. Term SOFR + 2.50%), 03/18/2030	2,643,392	2,641,740
Trading Companies & Distributors — 0.8%
Foundation Building Materials, Inc., 9.25% (3 mo. Term SOFR + 4.00%), 01/29/2031	4,987,469	4,867,595
Transport Support Services — 0.2%
Savage Enterprises LLC First Lien, 8.25% (1 mo. Term SOFR + 3.25%), 09/18/2028	999,911	1,004,196
Total Industrials		31,407,812

The accompanying notes are an integral part of these financial statements.

30

Buffalo High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS — (Continued)
Information Technology — 0.7%
Application Software — 0.7%
Dye & Durham Corp., 9.68% (3 mo. Term SOFR + 4.25%), 04/14/2031	$3,828,571	$3,852,500
Materials — 1.0%
Chemicals — 1.0%
M2S Group Intermediate Holdings, Inc. First Lien, 9.85% (1 mo. Term SOFR + 4.75%), 08/22/2031	6,000,000	5,775,000
TOTAL BANK LOANS (Cost $177,722,197)		178,571,411
CONVERTIBLE BONDS — 1.7%
Consumer Discretionary — 0.9%
Automobile Components — 0.3%
Patrick Industries, Inc., 1.75%, 12/01/2028	1,250,000	1,887,969
Diversified Consumer Services — 0.6%
Stride, Inc., 1.13%, 09/01/2027	2,000,000	3,371,000
Total Consumer Discretionary		5,258,969
Health Care — 0.4%
Biotechnology — 0.4%
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/2029	1,600,000	2,350,599
Industrials — 0.4%
Electrical Equipment — 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	1,500,000	1,119,283
Machinery — 0.2%
Greenbrier Companies, Inc., 2.88%, 04/15/2028	1,000,000	1,100,750
Total Industrials		2,220,033
TOTAL CONVERTIBLE BONDS (Cost $7,241,039)		9,829,601

	Shares
PREFERRED STOCKS — 0.5%
Financials — 0.5%
Financial Services — 0.5%
Compass Diversified Holdings
Series A, 7.25%, Perpetual	25,000	604,250
Series C, 7.88%, Perpetual	100,000	2,450,000
TOTAL PREFERRED STOCKS (Cost $2,609,923)		3,054,250

The accompanying notes are an integral part of these financial statements.

31

Buffalo High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 5.8%
Money Market Funds — 5.8%
Fidelity Money Market Government Portfolio - Class I, 4.83%(c)	33,439,386	$33,439,386
TOTAL SHORT-TERM INVESTMENTS (Cost $33,439,386)		33,439,386
TOTAL INVESTMENTS — 100.6% (Cost $571,605,658)		$582,815,096
Liabilities in Excess of Other Assets - (0.6)%		(3,696,275)
TOTAL NET ASSETS — 100.0%		$579,118,821

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $308,415,763 or 53.3% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

32

Buffalo International Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8%
Belgium — 0.6%
Beverages — 0.6%
Anheuser-Busch InBev SA/NV	101,463	$6,723,684
Canada — 4.5%
Commercial Services & Supplies — 1.7%
GFL Environmental, Inc.	451,897	18,021,652
Ground Transportation — 1.2%
Canadian National Railway Co.	110,601	12,956,907
Software — 1.6%
Constellation Software, Inc./Canada	5,502	17,840,605
Total Canada		48,819,164
China — 0.4%
Banks — 0.4%
China Merchants Bank Co. Ltd. - Class H	900,000	4,361,281
Denmark — 3.2%
Health Care Equipment & Supplies — 1.1%
Coloplast AS - Class B	90,000	11,731,097
Pharmaceuticals — 2.1%
Novo Nordisk AS	40,000	4,744,461
Novo Nordisk AS - ADR	152,000	18,098,640
		22,843,101
Total Denmark		34,574,198
France — 14.7%
Aerospace & Defense — 1.2%
Thales SA	80,000	12,714,526
Beverages — 0.7%
Pernod Ricard SA	52,784	7,985,833
Chemicals — 1.4%
Air Liquide SA	81,694	15,775,974
Construction & Engineering — 1.1%
Vinci SA	100,024	11,692,487
Electrical Equipment — 2.3%
Schneider Electric SE	93,000	24,515,579
IT Services — 1.3%
Capgemini SE	64,607	13,948,715
Life Sciences Tools & Services — 0.6%
Sartorius Stedim Biotech	33,000	6,909,513

The accompanying notes are an integral part of these financial statements.

33

Buffalo International Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Pharmaceuticals — 1.7%
Sanofi SA	43,000	$4,950,999
Sanofi SA - ADR	234,562	13,517,808
		18,468,807
Professional Services — 1.7%
Bureau Veritas SA	543,422	18,028,925
Software — 0.9%
Dassault Systemes SE	239,892	9,528,717
Textiles, Apparel & Luxury Goods — 1.8%
Kering SA	22,300	6,419,120
LVMH Moet Hennessy Louis Vuitton SE	17,100	13,113,604
		19,532,724
Total France		159,101,800
Germany — 11.4%
Capital Markets — 0.5%
DWS Group GmbH & Co. KGaA(a)	142,000	5,857,162
Chemicals — 1.4%
Symrise AG	107,017	14,810,060
Electronic Equipment, Instruments & Components — 0.4%
Jenoptik AG	125,211	3,864,912
Health Care Providers & Services — 1.1%
Fresenius SE & Co. KGaA(b)	322,659	12,309,694
Industrial Conglomerates — 1.5%
Siemens A.G. - ADR	81,200	16,427,434
Insurance — 1.9%
Hannover Rueck SE	15,000	4,281,900
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,434	16,219,469
		20,501,369
Pharmaceuticals — 1.2%
Merck KGaA	74,750	13,195,704
Software — 1.9%
SAP SE - ADR	87,391	20,021,278
Textiles, Apparel & Luxury Goods — 0.7%
Puma SE	192,347	8,043,206
Trading Companies & Distributors — 0.8%
Brenntag SE	113,000	8,434,620
Total Germany		123,465,439

The accompanying notes are an integral part of these financial statements.

34

Buffalo International Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Hong Kong — 0.8%
Beverages — 0.3%
China Resources Beer Holdings Co. Ltd.	750,000	$3,211,321
Capital Markets — 0.5%
Hong Kong Exchanges & Clearing Ltd.	120,000	4,902,044
Total Hong Kong		8,113,365
India — 1.5%
Banks — 1.5%
HDFC Bank Ltd. - ADR	85,000	5,317,600
ICICI Bank Ltd. - ADR	367,480	10,969,278
		16,286,878
Total India		16,286,878
Ireland — 11.3%
Chemicals — 2.1%
Linde PLC	46,760	22,297,974
Construction Materials — 1.7%
CRH PLC	193,000	17,898,820
Food Products — 1.7%
Kerry Group PLC - Class A	178,785	18,527,221
Health Care Equipment & Supplies — 1.6%
Medtronic PLC	192,066	17,291,702
Insurance — 1.4%
Aon PLC - Class A	44,742	15,480,284
Life Sciences Tools & Services — 1.8%
ICON PLC(b)	66,990	19,246,897
Passenger Airlines — 1.0%
Ryanair Holdings PLC	370,903	6,791,872
Ryanair Holdings PLC - ADR	93,715	4,234,044
		11,025,916
Total Ireland		121,768,814
Italy — 1.2%
Beverages — 1.2%
Davide Campari-Milano NV	1,459,646	12,372,810
Japan — 10.8%
Beverages — 1.4%
Asahi Group Holdings Ltd.	1,116,000	14,627,375
Chemicals — 1.5%
Shin-Etsu Chemical Co. Ltd.	380,262	15,891,300

The accompanying notes are an integral part of these financial statements.

35

Buffalo International Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Electronic Equipment, Instruments & Components — 1.9%
Keyence Corp.	34,173	$16,377,826
Murata Manufacturing Co. Ltd.	225,000	4,452,464
		20,830,290
Entertainment — 1.2%
Nintendo Co. Ltd.	220,000	11,759,309
Nintendo Co. Ltd. - ADR	100,000	1,332,000
		13,091,309
Professional Services — 2.1%
BayCurrent, Inc.	621,059	22,806,361
Semiconductors & Semiconductor Equipment — 2.7%
Disco Corp.	47,500	12,512,818
Renesas Electronics Corp.	1,160,000	16,834,695
		29,347,513
Total Japan		116,594,148
Luxembourg — 1.3%
Life Sciences Tools & Services — 1.3%
EUROFINS SCIENTIFI EUR0.01(b)	216,648	13,735,764
Netherlands — 5.0%
Financial Services — 1.8%
Adyen NV(a)(b)	12,685	19,859,925
Semiconductors & Semiconductor Equipment — 1.8%
ASML Holding NV - NY Shares	22,927	19,103,923
Trading Companies & Distributors — 1.4%
IMCD N.V.	83,441	14,494,976
Total Netherlands		53,458,824
Norway — 0.5%
Machinery — 0.5%
TOMRA Systems ASA	356,000	5,232,678
South Korea — 2.0%
Semiconductors & Semiconductor Equipment — 1.6%
SK Hynix, Inc.	129,194	17,290,909
Technology Hardware, Storage & Peripherals — 0.4%
Samsung Electronics Co. Ltd.	80,000	3,739,105
Total South Korea		21,030,014
Sweden — 2.1%
Electronic Equipment, Instruments & Components — 1.2%
Hexagon AB - Class B	1,216,000	13,097,623

The accompanying notes are an integral part of these financial statements.

36

Buffalo International Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Sweden — (Continued)
Hotels, Restaurants & Leisure — 0.9%
Evolution AB(a)	98,935	$9,730,563
Total Sweden		22,828,186
Switzerland — 11.0%
Capital Markets — 1.0%
Julius Baer Group Ltd.	183,937	11,092,125
Construction Materials — 1.2%
Holcim AG	136,000	13,318,870
Electrical Equipment — 1.8%
ABB Ltd.	65,000	3,771,016
ABB Ltd. - ADR	270,629	15,674,832
		19,445,848
Food Products — 1.3%
Nestle SA	40,000	4,019,697
Nestle SA - ADR	101,658	10,233,911
		14,253,608
Health Care Equipment & Supplies — 1.8%
Alcon, Inc.	64,598	6,464,984
Alcon, Inc.	126,317	12,640,542
		19,105,526
Life Sciences Tools & Services — 1.9%
Lonza Group AG	32,904	20,880,342
Pharmaceuticals — 1.0%
Roche Holding AG	21,800	6,976,376
Roche Holding AG - ADR	95,400	3,811,230
		10,787,606
Semiconductors & Semiconductor Equipment — 1.0%
STMicroelectronics N.V.	105,000	3,135,762
STMicroelectronics N.V. - NY Shares	246,126	7,317,326
		10,453,088
Total Switzerland		119,337,013
Taiwan — 2.5%
Semiconductors & Semiconductor Equipment — 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	157,233	27,306,655
United Kingdom — 11.6%
Aerospace & Defense — 0.8%
BAE Systems PLC	540,000	8,965,133
Beverages — 1.2%
Diageo PLC - ADR	90,912	12,758,590

The accompanying notes are an integral part of these financial statements.

37

Buffalo International Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Capital Markets — 1.5%
London Stock Exchange Group PLC	115,000	$15,744,795
Health Care Equipment & Supplies — 1.4%
Smith & Nephew PLC	335,913	5,213,687
Smith & Nephew PLC - ADR	305,609	9,516,664
		14,730,351
Hotels, Restaurants & Leisure — 1.0%
InterContinental Hotels Group PLC	103,367	11,256,702
Oil, Gas & Consumable Fuels — 1.2%
Shell PLC	200,000	6,606,892
Shell PLC - ADR	89,775	5,920,661
		12,527,553
Personal Care Products — 1.2%
Unilever PLC	61,999	4,024,276
Unilever PLC - ADR	142,271	9,241,924
		13,266,200
Pharmaceuticals — 1.8%
AstraZeneca PLC	34,000	5,296,747
AstraZeneca PLC - ADR	187,517	14,609,449
		19,906,196
Trading Companies & Distributors — 1.5%
Ashtead Group PLC	212,000	16,425,957
Total United Kingdom		125,581,477
Uruguay — 2.4%
Broadline Retail — 2.4%
MercadoLibre, Inc.(b)	12,700	26,059,892
TOTAL COMMON STOCKS (Cost $723,805,839)		1,066,752,084

	Contracts
WARRANTS — 0.0%(c)
Canada — 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc./Canada, Expires 03/31/2040, Exercise Price $0.00, Expires 03/31/2040, Exercise Price $0.00(b)(d)	5,500	0
TOTAL WARRANTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

38

Buffalo International Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
Fidelity Money Market Government Portfolio - Class I, 5.21%(e)	7,736,091	$7,736,091
TOTAL SHORT-TERM INVESTMENTS (Cost $7,736,091)		7,736,091
TOTAL INVESTMENTS — 99.5% (Cost $731,541,930)		$1,074,488,175
Other Assets in Excess of Liabilities — 0.5%		5,540,001
TOTAL NET ASSETS — 100.0%		$1,080,028,176

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $35,447,650 or 3.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

39

Buffalo Mid Cap Discovery Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4%
Communication Services — 5.2%
Entertainment — 2.3%
Live Nation Entertainment, Inc.(a)	96,000	$10,511,040
Spotify Technology SA(a)	17,200	6,338,716
		16,849,756
Interactive Media & Services — 1.5%
Pinterest, Inc. - Class A(a)	337,594	10,927,918
Media — 1.4%
Trade Desk, Inc. - Class A(a)	90,873	9,964,224
Total Communication Services		37,741,898
Consumer Discretionary — 4.7%
Automobile Components — 1.2%
Aptiv PLC(a)	121,472	8,747,199
Hotels, Restaurants & Leisure — 1.7%
DraftKings, Inc. - Class A(a)	221,000	8,663,200
Expedia Group, Inc.(a)	27,952	4,137,455
		12,800,655
Textiles, Apparel & Luxury Goods — 1.8%
lululemon athletica, Inc.(a)	47,260	12,824,001
Total Consumer Discretionary		34,371,855
Consumer Staples — 1.2%
Consumer Staples Distribution & Retail — 1.2%
Maplebear, Inc.(a)	205,000	8,351,700
Energy — 1.4%
Energy Equipment & Services — 1.4%
Schlumberger NV	246,845	10,355,148
Financials — 12.9%
Capital Markets — 8.6%
FactSet Research Systems, Inc.	11,100	5,104,335
Intercontinental Exchange, Inc.	72,438	11,636,440
MarketAxess Holdings, Inc.	36,500	9,351,300
MSCI, Inc.	46,940	27,362,734
S&P Global, Inc.	17,401	8,989,705
		62,444,514
Financial Services — 4.3%
Corpay, Inc.(a)	36,954	11,557,733
Global Payments, Inc.	87,708	8,983,054
Shift4 Payments, Inc. - Class A(a)	126,667	11,222,696
		31,763,483
Total Financials		94,207,997

The accompanying notes are an integral part of these financial statements.

40

Buffalo Mid Cap Discovery Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — 19.4%
Biotechnology — 3.0%
Halozyme Therapeutics, Inc.(a)	142,500	$8,156,700
Natera, Inc.(a)	79,281	10,064,723
Neurocrine Biosciences, Inc.(a)	31,144	3,588,412
		21,809,835
Health Care Equipment & Supplies — 5.1%
Alcon, Inc.	106,641	10,671,565
DexCom, Inc.(a)	32,711	2,192,945
Edwards Lifesciences Corp.(a)	92,000	6,071,080
IDEXX Laboratories, Inc.(a)	18,299	9,245,021
Insulet Corp.(a)	40,000	9,310,000
		37,490,611
Health Care Providers & Services — 1.0%
Progyny, Inc.(a)	420,147	7,041,664
Health Care Technology — 2.0%
Veeva Systems, Inc. - Class A(a)	70,534	14,802,970
Life Sciences Tools & Services — 8.3%
Agilent Technologies, Inc.	59,972	8,904,643
Bio-Rad Laboratories, Inc. - Class A(a)	23,469	7,852,258
Bio-Techne Corp.	164,900	13,180,457
Bruker Corp.	83,000	5,731,980
IQVIA Holdings, Inc.(a)	76,662	18,166,594
West Pharmaceutical Services, Inc.	21,000	6,303,360
		60,139,292
Total Health Care		141,284,372
Industrials — 22.6%
Aerospace & Defense — 1.1%
HEICO Corp. - Class A	38,600	7,865,136
Building Products — 2.5%
Builders FirstSource, Inc.(a)	55,986	10,853,446
Trex Co., Inc.(a)	105,572	7,028,984
		17,882,430
Commercial Services & Supplies — 1.7%
Copart, Inc.(a)	239,088	12,528,211
Electrical Equipment — 4.8%
AMETEK, Inc.	96,600	16,587,186
Rockwell Automation, Inc.	31,000	8,322,260
Vertiv Holdings Co. - Class A	102,500	10,197,725
		35,107,171

The accompanying notes are an integral part of these financial statements.

41

Buffalo Mid Cap Discovery Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Machinery — 2.6%
Ingersoll Rand, Inc.	89,314	$8,767,062
Xylem, Inc.	77,200	10,424,316
		19,191,378
Professional Services — 7.9%
Equifax, Inc.	35,662	10,479,636
KBR, Inc.	136,500	8,890,245
TransUnion	236,389	24,749,928
Verisk Analytics, Inc.	50,623	13,564,939
		57,684,748
Trading Companies & Distributors — 2.0%
Fastenal Co.	83,853	5,988,781
Ferguson Enterprises, Inc.	41,384	8,217,621
		14,206,402
Total Industrials		164,465,476
Information Technology — 23.8%
Communications Equipment — 1.9%
Calix, Inc.(a)	106,920	4,147,427
Ciena Corp.(a)	159,375	9,815,906
		13,963,333
Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp. — Class A	131,602	8,575,186
Keysight Technologies, Inc.(a)	49,614	7,885,153
		16,460,339
IT Services — 3.4%
Gartner, Inc.(a)	21,591	10,941,455
GoDaddy, Inc. — Class A(a)	38,239	5,995,111
Okta, Inc.(a)	105,750	7,861,455
		24,798,021
Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	17,500	4,027,975
Monolithic Power Systems, Inc.	8,527	7,883,211
Universal Display Corp.	43,894	9,213,351
		21,124,537
Software — 13.3%
Aspen Technology, Inc.(a)	34,070	8,136,597
Autodesk, Inc.(a)	39,365	10,844,270
CyberArk Software Ltd.(a)	31,600	9,214,876
DoubleVerify Holdings, Inc.(a)	393,744	6,630,649
Guidewire Software, Inc.(a)	58,000	10,610,520
HubSpot, Inc.(a)	13,950	7,415,820
Procore Technologies, Inc.(a)	132,000	8,147,040
Synopsys, Inc.(a)	14,655	7,421,146

The accompanying notes are an integral part of these financial statements.

42

Buffalo Mid Cap Discovery Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Software — (Continued)
Tyler Technologies, Inc.(a)	20,613	$12,032,220
Varonis Systems, Inc.(a)	140,000	7,910,000
Workday, Inc. — Class A(a)	35,500	8,676,555
		97,039,693
Total Information Technology		173,385,923
Materials — 3.7%
Chemicals — 2.5%
Air Products and Chemicals, Inc.	28,500	8,485,590
Ecolab, Inc.	37,084	9,468,657
		17,954,247
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	16,543	8,904,270
Total Materials		26,858,517
Real Estate — 2.1%
Real Estate Management & Development — 2.1%
CoStar Group, Inc.(a)	199,341	15,038,285
Utilities — 1.4%
Independent Power & Renewable Electricity Producers — 1.4%
Vistra Corp.	87,950	10,425,593
TOTAL COMMON STOCKS (Cost $485,858,764)		716,486,764
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
Fidelity Money Market Government Portfolio - Class I, 4.83%(b)	12,628,541	12,628,541
TOTAL SHORT-TERM INVESTMENTS (Cost $12,628,541)		12,628,541
TOTAL INVESTMENTS — 100.1% (Cost $498,487,305)		$729,115,305
Liabilities in Excess of Other Assets - (0.1)%		(926,114)
TOTAL NET ASSETS — 100.0%		$728,189,191

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV — Naamloze Vennootschap
PLC — Public Limited Company
SA — Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

43

Buffalo Mid Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.9%
Communication Services — 6.2%
Entertainment — 4.7%
Liberty Media Corp.-Liberty Formula One - Class A(a)	36,529	$2,612,919
Liberty Media Corp.-Liberty Live - Class A(a)	955	47,282
Live Nation Entertainment, Inc.(a)	28,837	3,157,363
Take-Two Interactive Software, Inc.(a)	8,000	1,229,680
		7,047,244
Interactive Media & Services — 1.5%
Pinterest, Inc. - Class A(a)	66,702	2,159,144
Total Communication Services		9,206,388
Consumer Discretionary — 4.4%
Hotels, Restaurants & Leisure — 1.3%
Vail Resorts, Inc.	10,746	1,872,920
Specialty Retail — 1.0%
CarMax, Inc.(a)	18,600	1,439,268
Textiles, Apparel & Luxury Goods — 2.1%
lululemon athletica, Inc.(a)	11,600	3,147,660
Total Consumer Discretionary		6,459,848
Financials — 11.1%
Capital Markets — 6.4%
MarketAxess Holdings, Inc.	6,225	1,594,845
Moody’s Corp.	3,500	1,661,065
MSCI, Inc.	10,816	6,304,971
		9,560,881
Financial Services — 1.6%
Global Payments, Inc.	23,400	2,396,628
Insurance — 3.1%
Kinsale Capital Group, Inc.	9,900	4,609,143
Total Financials		16,566,652
Health Care — 16.6%
Health Care Equipment & Supplies — 1.9%
Cooper Cos., Inc.(a)	22,600	2,493,684
DexCom, Inc.(a)	4,556	305,434
		2,799,118
Health Care Providers & Services — 2.4%
Encompass Health Corp.	24,550	2,372,512
Progyny, Inc.(a)	74,300	1,245,268
		3,617,780
Health Care Technology — 2.8%
Veeva Systems, Inc. - Class A(a)	19,850	4,165,920

The accompanying notes are an integral part of these financial statements.

44

Buffalo Mid Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Life Sciences Tools & Services — 9.5%
Bio-Rad Laboratories, Inc. - Class A(a)	6,130	$2,050,975
Bio-Techne Corp.	34,800	2,781,564
Illumina, Inc.(a)	4,605	600,538
IQVIA Holdings, Inc.(a)	20,600	4,881,582
Mettler-Toledo International, Inc.(a)	2,550	3,824,235
		14,138,894
Total Health Care		24,721,712
Industrials — 24.9%
Aerospace & Defense — 2.2%
TransDigm Group, Inc.(a)	2,300	3,282,399
Commercial Services & Supplies — 4.5%
Copart, Inc.(a)	84,000	4,401,600
RB Global, Inc.	27,660	2,226,353
		6,627,953
Construction & Engineering — 1.5%
AECOM	21,800	2,251,286
Electrical Equipment — 4.7%
AMETEK, Inc.	23,255	3,993,116
Vertiv Holdings Co. - Class A	29,432	2,928,190
		6,921,306
Professional Services — 10.4%
Equifax, Inc.	9,100	2,674,126
SS&C Technologies Holdings, Inc.	34,289	2,544,587
TransUnion	49,000	5,130,300
Verisk Analytics, Inc.	19,053	5,105,442
		15,454,455
Trading Companies & Distributors — 1.6%
Ferguson Enterprises, Inc.	12,265	2,435,461
Total Industrials		36,972,860
Information Technology — 20.5%
Communications Equipment — 0.8%
Calix, Inc.(a)	31,702	1,229,721
IT Services — 4.4%
Gartner, Inc.(a)	13,000	6,587,880
Semiconductors & Semiconductor Equipment — 2.1%
ON Semiconductor Corp.(a)	43,310	3,144,739
Software — 13.2%
Aspen Technology, Inc.(a)	11,480	2,741,654
CyberArk Software Ltd.(a)	8,400	2,449,524

The accompanying notes are an integral part of these financial statements.

45

Buffalo Mid Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Software — (Continued)
DoubleVerify Holdings, Inc.(a)	82,000	$1,380,880
Guidewire Software, Inc.(a)	17,200	3,146,568
Procore Technologies, Inc.(a)	43,800	2,703,336
PTC, Inc.(a)	9,000	1,625,940
Tyler Technologies, Inc.(a)	5,370	3,134,576
Varonis Systems, Inc.(a)	42,000	2,373,000
		19,555,478
Total Information Technology		30,517,818
Materials — 2.8%
Chemicals — 1.0%
Element Solutions, Inc.	52,500	1,425,900
Construction Materials — 1.8%
Martin Marietta Materials, Inc.	5,000	2,691,250
Total Materials		4,117,150
Real Estate — 7.0%
Real Estate Management & Development — 7.0%
CBRE Group, Inc. - Class A(a)	56,522	7,035,859
CoStar Group, Inc.(a)	44,000	3,319,360
		10,355,219
Total Real Estate		10,355,219
Utilities — 1.4%
Independent Power & Renewable Electricity Producers — 1.4%
Vistra Corp.	17,750	2,104,085
TOTAL COMMON STOCKS (Cost $77,763,390)		141,021,732
REAL ESTATE INVESTMENT TRUSTS — 1.6%
Health Care REITs — 1.6%
Welltower, Inc.	18,500	2,368,555
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,269,126)		2,368,555

The accompanying notes are an integral part of these financial statements.

46

Buffalo Mid Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 3.5%
Fidelity Money Market Government Portfolio - Class I, 4.83%(b)	5,307,351	$5,307,351
TOTAL SHORT-TERM INVESTMENTS (Cost $5,307,351)		5,307,351
TOTAL INVESTMENTS — 100.0% (Cost $84,339,867)		$148,697,638
Liabilities in Excess of Other Assets — (0.0)%(c)		(43,941)
TOTAL NET ASSETS — 100.0%		$148,653,697

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT — Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

47

Buffalo Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.3%
Consumer Discretionary — 11.5%
Broadline Retail — 1.8%
Ollie’s Bargain Outlet Holdings, Inc.(a)	116,310	$11,305,332
Hotels, Restaurants & Leisure — 3.5%
First Watch Restaurant Group, Inc.(a)	477,637	7,451,137
Portillo’s, Inc. - Class A(a)	641,670	8,643,295
Wingstop, Inc.	15,776	6,564,078
		22,658,510
Household Durables — 3.5%
Champion Homes, Inc.(a)	155,430	14,742,536
Lovesac Co.(a)	280,702	8,042,112
		22,784,648
Specialty Retail — 1.2%
Boot Barn Holdings, Inc.(a)	46,585	7,792,739
Textiles, Apparel & Luxury Goods — 1.5%
Steven Madden Ltd.	197,657	9,683,216
Total Consumer Discretionary		74,224,445
Consumer Staples — 2.8%
Beverages — 1.3%
MGP Ingredients, Inc.	105,080	8,747,910
Personal Care Products — 1.5%
BellRing Brands, Inc.(a)	156,710	9,515,431
Total Consumer Staples		18,263,341
Energy — 3.1%
Energy Equipment & Services — 2.2%
Cactus, Inc. - Class A	158,290	9,445,164
Patterson-UTI Energy, Inc.	593,320	4,538,898
		13,984,062
Oil, Gas & Consumable Fuels — 0.9%
Matador Resources Co.	120,945	5,977,102
Total Energy		19,961,164
Financials — 12.4%
Capital Markets — 4.4%
Hamilton Lane Inc. - Class A	97,213	16,369,697
Open Lending Corp.(a)	555,620	3,400,394
WisdomTree, Inc.	841,830	8,409,882
		28,179,973

The accompanying notes are an integral part of these financial statements.

48

Buffalo Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
Financial Services — 2.5%
Shift4 Payments, Inc. - Class A(a)	183,542	$16,261,822
Insurance — 5.5%
Baldwin Insurance Group, Inc.(a)	259,900	12,943,020
Kinsale Capital Group, Inc.	15,130	7,044,074
Palomar Holdings, Inc.(a)	160,373	15,182,512
		35,169,606
Total Financials		79,611,401
Health Care — 23.6%
Biotechnology — 5.6%
Arrowhead Pharmaceuticals, Inc.(a)	126,510	2,450,499
Avid Bioservices, Inc.(a)	759,300	8,640,834
Halozyme Therapeutics, Inc.(a)	260,454	14,908,387
Natera, Inc.(a)	80,788	10,256,036
		36,255,756
Health Care Equipment & Supplies — 8.5%
Establishment Labs Holdings, Inc.(a)	184,940	8,002,354
Inspire Medical Systems, Inc.(a)	44,440	9,379,062
Lantheus Holdings, Inc.(a)	79,320	8,705,370
QuidelOrtho Corp.(a)	180,215	8,217,804
STAAR Surgical Co.(a)	147,450	5,477,768
TransMedics Group, Inc.(a)	75,006	11,775,942
Treace Medical Concepts, Inc.(a)	526,918	3,056,124
		54,614,424
Health Care Providers & Services — 6.1%
Castle Biosciences, Inc.(a)	367,138	10,470,776
HealthEquity, Inc.(a)	74,969	6,136,213
Option Care Health, Inc.(a)	395,255	12,371,481
Privia Health Group, Inc.(a)	218,025	3,970,235
Progyny, Inc.(a)	363,770	6,096,785
		39,045,490
Life Sciences Tools & Services — 1.3%
Maravai LifeSciences Holdings, Inc. - Class A(a)	512,440	4,258,377
OmniAb Operations, Inc. - 12.50 Earnout(a)(b)	47,436	475
OmniAb Operations, Inc. - 15.00 Earnout(a)(b)	47,436	474
OmniAb, Inc.(a)	898,845	3,802,114
		8,061,440
Pharmaceuticals — 2.1%
Ligand Pharmaceuticals, Inc.(a)	135,482	13,560,393
Total Health Care		151,537,503

The accompanying notes are an integral part of these financial statements.

49

Buffalo Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — 20.5%
Building Products — 4.7%
Advanced Drainage Systems, Inc.	83,880	$13,182,581
AZEK Co., Inc.(a)	190,970	8,937,396
Janus International Group, Inc.(a)	802,750	8,115,802
		30,235,779
Construction & Engineering — 1.8%
MYR Group, Inc.(a)	31,890	3,260,115
Sterling Infrastructure, Inc.(a)	59,620	8,646,092
		11,906,207
Machinery — 5.0%
Chart Industries, Inc.(a)	77,085	9,569,332
ESCO Technologies, Inc.	30,865	3,980,968
John Bean Technologies Corp.	101,440	9,992,854
Kornit Digital Ltd.(a)	326,205	8,427,506
		31,970,660
Professional Services — 5.9%
FTI Consulting, Inc.(a)	41,890	9,532,489
ICF International, Inc.	99,144	16,536,228
NV5 Global, Inc.(a)	125,830	11,762,588
		37,831,305
Trading Companies & Distributors — 3.1%
Karat Packaging, Inc.	126,657	3,279,150
SiteOne Landscape Supply, Inc.(a)	55,485	8,373,241
Transcat, Inc.(a)	40,000	4,830,800
WESCO International, Inc.	19,855	3,335,243
		19,818,434
Total Industrials		131,762,385
Information Technology — 20.5%
Communications Equipment — 2.7%
Calix, Inc.(a)	205,374	7,966,458
Ciena Corp.(a)	156,605	9,645,302
		17,611,760
Electronic Equipment, Instruments & Components — 1.4%
Napco Security Technologies, Inc.	218,495	8,840,308
IT Services — 1.1%
Endava PLC - ADR(a)	279,565	7,140,090
Semiconductors & Semiconductor Equipment — 4.9%
Axcelis Technologies, Inc.(a)	64,080	6,718,788
Silicon Laboratories, Inc.(a)	71,460	8,258,632
SiTime Corp.(a)	33,110	5,678,696
Universal Display Corp.	50,993	10,703,431
		31,359,547

The accompanying notes are an integral part of these financial statements.

50

Buffalo Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Software — 10.4%
Clearwater Analytics Holdings, Inc. - Class A(a)	401,365	$10,134,466
DoubleVerify Holdings, Inc.(a)	415,664	6,999,782
Intapp, Inc.(a)	105,445	5,043,434
PagerDuty, Inc.(a)	296,510	5,500,261
Pegasystems, Inc.	91,505	6,688,100
Tenable Holdings, Inc.(a)	222,380	9,010,838
Varonis Systems, Inc.(a)	200,570	11,332,205
Vertex, Inc. - Class A(a)	315,497	12,149,789
		66,858,875
Total Information Technology		131,810,580
Materials — 2.9%
Construction Materials — 2.9%
Summit Materials, Inc. - Class A(a)	471,311	18,395,268
TOTAL COMMON STOCKS (Cost $478,788,739)		625,566,087
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 2.5%
Fidelity Money Market Government Portfolio - Class I, 4.83%(c)	15,743,864	15,743,864
TOTAL SHORT-TERM INVESTMENTS (Cost $15,743,864)		15,743,864
TOTAL INVESTMENTS — 99.8% (Cost $494,532,603)		$641,309,951
Other Assets in Excess of Liabilities — 0.2%		1,399,049
TOTAL NET ASSETS — 100.0%		$642,709,000

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by the Board of Trustees and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $949 or 0.0% of net assets as of September 30, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

51

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
ASSETS:
Investments in securities, at cost	$73,809,516	$50,894,955	$186,912,825	$61,811,953	$79,152,240
Investments in securities, at value	$149,247,173	$73,071,069	$490,417,582	$178,571,487	$164,736,439
Cash	—	—	—	—	—
Receivables:
Investments sold	—	938,445	—	—	—
Fund shares sold	11,044	1,232	15,215	2,610	81,504
Dividends	59,576	22,644	417,248	42,550	78,978
Interest	—	—	—	—	15,194
Other assets	21,058	19,264	26,848	19,439	18,410
Total assets	149,338,851	74,052,654	490,876,893	178,636,086	164,930,525
LIABILITIES:
Payables:
Investments purchased	—	—	—	—	—
Options written, at value(1) (Note 8)	—	—	127,225	—	—
Fund shares purchased	506	98,236	116,717	77,740	12,226
Management fees (Note 3)	89,648	77,772	341,782	107,795	100,134
Accrued shareholder service fees - Investor Class (Note 7)	13,785	30,632	118,411	39,031	21,620
Custodian fees (Note 3)	—	—	—	—	—
Accrued expenses	94	94	95	94	98
Total liabilities	104,033	206,734	704,230	224,660	134,078
NET ASSETS	$149,234,818	$73,845,920	$490,172,663	$178,411,426	$164,796,447
Net Assets Consist of:
Paid-in capital	$68,882,823	$60,740,846	$174,555,568	$47,150,162	$79,268,081
Total distributable earnings	80,351,995	13,105,074	315,617,095	131,261,264	85,528,366
Net Assets Applicable to Outstanding Shares	$149,234,818	$73,845,920	$490,172,663	$178,411,426	$164,796,447
Net Assets - Investor Class	45,240,859	38,634,965	295,810,642	82,551,740	48,432,386
Outstanding Shares - Investor Class	842,886	2,286,592	13,806,365	2,295,489	1,523,930
Net Asset Value per Share - Investor Class	$53.67	$16.90	$21.43	$35.96	$31.78
Net Assets - Institutional Class	103,993,959	35,210,955	194,362,021	95,859,686	116,364,061
Outstanding Shares - Institutional Class	1,924,399	2,067,262	9,074,505	2,646,615	3,660,228
Net Asset Value per Share - Institutional Class	$54.04	$17.03	$21.42	$36.22	$31.79
Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(1) Options written, premiums received	$—	$—	$246,629	$—	$—

The accompanying notes are an integral part of these financial statements.

52

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
ASSETS:
Investments in securities, at cost	$571,605,658	$731,541,930	$498,487,305	$84,339,867	$494,532,603
Investments in securities, at value	$582,815,096	$1,074,488,175	$729,115,305	$148,697,638	$641,309,951
Cash	399,859	—	—	—	—
Receivables:
Investments sold	4,933,600	3,606,708	1,302,379	—	2,441,790
Fund shares sold	454,891	529,512	38,513	18,282	82,748
Dividends	142,239	2,966,914	274,701	40,545	134,657
Interest	8,637,811	—	—	—	—
Other assets	49,833	50,432	25,027	15,731	25,997
Total assets	597,433,329	1,081,641,741	730,755,925	148,772,196	643,995,143
LIABILITIES:
Payables:
Investments purchased	17,732,607	—	—	—	—
Options written, at value(1) (Note 8)	—	—	—	—	—
Fund shares purchased	166,933	815,101	1,907,383	—	514,663
Management fees (Note 3)	400,142	757,644	506,276	102,664	442,388
Accrued shareholder service fees - Investor Class (Note 7)	14,728	8,463	152,981	15,741	328,999
Custodian fees (Note 3)	—	32,262	—	—	—
Accrued expenses	98	95	94	94	93
Total liabilities	18,314,508	1,613,565	2,566,734	118,499	1,286,143
NET ASSETS	$579,118,821	$1,080,028,176	$728,189,191	$148,653,697	$642,709,000
Net Assets Consist of:
Paid-in capital	$576,614,605	$731,386,817	$439,798,648	$75,110,092	$607,452,303
Total distributable earnings	2,504,216	348,641,359	288,390,543	73,543,605	35,256,697
Net Assets Applicable to Outstanding Shares	$579,118,821	$1,080,028,176	$728,189,191	$148,653,697	$642,709,000
Net Assets - Investor Class	118,308,977	308,423,413	547,156,793	73,587,555	413,619,874
Outstanding Shares - Investor Class	10,969,092	13,359,788	21,493,679	4,226,094	27,300,632
Net Asset Value per Share - Investor Class	$10.79	$23.09	$25.46	$17.41	$15.15
Net Assets - Institutional Class	460,809,844	771,604,763	181,032,398	75,066,142	229,089,126
Outstanding Shares - Institutional Class	42,763,859	33,368,075	7,047,041	4,274,517	15,009,994
Net Asset Value per Share - Institutional Class	$10.78	$23.12	$25.69	$17.56	$15.26
Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(1) Options written, premiums received	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

53

Statements of Operations
For the Six Months Ended September 30, 2024 (Unaudited)

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
INVESTMENT INCOME:
Interest	$—	$—	$—	$—	$66,604
Dividends from securities	646,242	220,584	6,143,427	451,079	1,582,318
Foreign tax withheld	(7,134)	—	—	—	(2,393)
Total investment income	639,108	220,584	6,143,427	451,079	1,646,529
EXPENSES:
Management fees (Note 3)	524,802	477,297	2,063,305	655,540	607,391
Shareholder service fees - Investor Class (Note 7)	20,314	8,062	221,052	41,419	38,188
Registration fees	15,346	15,075	15,977	15,202	21,526
Custody fees	—	—	4,835	—	—
Other expenses	615	384	2,153	876	771
Total expenses	561,077	500,818	2,307,322	713,037	667,876
Net investment income (loss)	78,031	(280,234)	3,836,105	(261,958)	978,653
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,282,518	1,017,768	6,163,022	10,750,723	1,140,339
Foreign currency transactions	—	—	—	—	—
Options written (Note 8)	—	—	173,867	—	—
Net change in unrealized appreciation/depreciation during the period on:
Investments	9,967,862	2,406,920	6,283,432	3,578,857	8,934,334
Foreign currency translations	—	—	—	—	—
Options written (Note 8)	—	—	149,054	—	—
Net realized and unrealized gain (loss)	13,250,380	3,424,688	12,769,375	14,329,580	10,074,673
Net increase (decrease) in net assets resulting from operations	$13,328,411	$3,144,454	$16,605,480	$14,067,622	$11,053,326

The accompanying notes are an integral part of these financial statements.

54

Statements of Operations
For the Six Months Ended September 30, 2024 (Unaudited)(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
INVESTMENT INCOME:
Interest	$19,946,962	$—	$—	$—	$—
Dividends from securities	1,259,443	14,080,564	1,995,682	394,836	1,286,969
Foreign tax withheld	—	(1,416,876)	(2,517)	(2,323)	—
Total investment income	21,206,405	12,663,688	1,993,165	392,513	1,286,969
EXPENSES:
Management fees (Note 3)	2,177,391	4,558,665	3,182,999	616,600	2,741,392
Shareholder service fees - Investor Class (Note 7)	85,229	244,934	282,641	36,516	86,692
Registration fees	32,268	46,624	17,077	14,998	20,051
Custody fees	—	103,929	—	—	—
Other expenses	2,134	5,193	3,773	775	3,075
Total expenses	2,297,022	4,959,345	3,486,490	668,889	2,851,210
Net investment income (loss)	18,909,383	7,704,343	(1,493,325)	(276,376)	(1,564,241)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,741,001	(3,654,058)	43,308,445	5,908,707	6,052,201
Foreign currency transactions	—	(28,681)	—	—	—
Options written (Note 8)	—	—	—	—	—
Net change in unrealized appreciation/depreciation during the period on:
Investments	4,300,624	33,895,877	(47,579,913)	(4,666,020)	10,729,239
Foreign currency translations	—	57,221	—	—	—
Options written (Note 8)	—	—	—	—	—
Net realized and unrealized gain (loss)	6,041,625	30,270,359	(4,271,468)	1,242,687	16,781,440
Net increase (decrease) in net assets resulting from operations	$24,951,008	$37,974,702	$(5,764,793)	$966,311	$15,217,199

The accompanying notes are an integral part of these financial statements.

55

STATEMENTS OF CHANGES IN NET ASSETS

	Buffalo Blue Chip Growth Fund		Buffalo Early Stage Growth Fund		Buffalo Flexible Allocation Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income (loss)	$78,031	$166,482	$(280,234)	$(585,001)	$3,836,105	$8,475,349
Net realized gain (loss) on investments, foreign currency transactions, and options written	3,282,518	5,430,116	1,017,768	(4,311,888)	6,336,889	11,935,450
Net change in unrealized appreciation/depreciation during the period on investments, foreign currency translations, and options written	9,967,862	30,123,938	2,406,920	10,129,358	6,432,486	62,115,445
Net increase (decrease) in net assets resulting from operations	13,328,411	35,720,536	3,144,454	5,232,469	16,605,480	82,526,244
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	—	(9,113)	—	—	(2,337,822)	(9,931,315)
Institutional Class	—	(55,109)	—	—	(1,665,420)	(6,387,870)
Total distributions	—	(64,222)	—	—	(4,003,242)	(16,319,185)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,864,965	6,301,563	511,451	1,829,661	6,029,090	17,946,998
Institutional Class	6,645,023	12,286,418	624,203	3,107,149	6,216,242	13,120,574
Reinvested dividends and distributions
Investor Class	—	8,654	—	—	2,309,454	9,819,913
Institutional Class	—	53,764	—	—	1,325,608	5,215,543
Shares Issued	16,509,988	18,650,399	1,135,654	4,936,810	15,880,394	46,103,028
Redemptions
Investor Class	(3,247,693)	(8,630,742)	(7,162,358)	(11,805,482)	(19,335,321)	(69,602,558)
Institutional Class	(6,876,885)	(10,445,322)	(1,465,879)	(5,463,827)	(8,401,270)	(22,551,969)
Shares repurchased	(10,124,578)	(19,076,064)	(8,628,237)	(17,269,309)	(27,736,591)	(92,154,527)
Net increase (decrease) from capital share transactions	6,385,410	(425,665)	(7,492,583)	(12,332,499)	(11,856,197)	(46,051,499)
Total increase (decrease) in net assets	19,713,821	35,230,649	(4,348,129)	(7,100,030)	746,041	20,155,560
NET ASSETS:
Beginning of period	129,520,997	94,290,348	78,194,049	85,294,079	489,426,622	469,271,062
End of period	$149,234,818	$129,520,997	$73,845,920	$78,194,049	$490,172,663	$489,426,622
Fund share transactions:
Shares sold
Investor Class	194,484	146,911	31,909	123,960	288,819	952,469
Institutional Class	128,602	289,311	39,549	204,877	298,016	695,224
	323,086	436,222	71,458	328,837	586,835	1,647,693
Reinvested dividends and distributions
Investor Class	—	199	—	—	109,918	523,901
Institutional Class	—	1,231	—	—	63,123	278,162
	—	1,430	—	—	173,041	802,063
Shares Issued	323,086	437,652	71,458	328,837	759,876	2,449,756
Shares repurchased
Investor Class	(62,655)	(216,523)	(448,473)	(797,818)	(926,650)	(3,725,318)
Institutional Class	(133,780)	(254,404)	(91,400)	(359,161)	(402,449)	(1,188,861)
Total shares repurchased	(196,435)	(470,927)	(539,873)	(1,156,979)	(1,329,099)	(4,914,179)
Net increase (decrease) in fund shares	126,651	(33,275)	(468,415)	(828,142)	(569,223)	(2,464,423)

The accompanying notes are an integral part of these financial statements.

56

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo Growth Fund		Buffalo Growth & Income Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income (loss)	$(261,958)	$(477,564)	$978,653	$1,870,189
Net realized gain (loss) on investments, foreign currency transactions, and options written	10,750,723	12,627,783	1,140,339	756,599
Net change in unrealized appreciation/depreciation during the period on investments, foreign currency translations, and options written	3,578,857	36,505,180	8,934,334	31,478,358
Net increase (decrease) in net assets resulting from operations	14,067,622	48,655,399	11,053,326	34,105,146
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	—	(4,190,931)	(586,024)	(783,034)
Institutional Class	—	(4,449,781)	(1,332,785)	(2,031,797)
Total distributions	—	(8,640,712)	(1,918,809)	(2,814,831)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,688,821	10,338,019	4,936,831	21,480,203
Institutional Class	3,277,962	7,069,369	6,164,230	10,427,120
Reinvested dividends and distributions
Investor Class	—	4,109,628	582,596	779,287
Institutional Class	—	4,388,123	1,277,098	1,965,047
Shares Issued	4,966,783	25,905,139	12,960,755	34,651,657
Redemptions
Investor Class	(14,719,927)	(18,489,028)	(14,835,575)	(9,123,923)
Institutional Class	(4,851,126)	(11,362,809)	(7,029,683)	(12,439,360)
Shares repurchased	(19,571,053)	(29,851,837)	(21,865,258)	(21,563,283)
Net increase (decrease) from capital share transactions	(14,604,270)	(3,946,698)	(8,904,503)	13,088,374
Total increase (decrease) in net assets	(536,648)	36,067,989	230,014	44,378,689
NET ASSETS:
Beginning of period	178,948,074	142,880,085	164,566,433	120,187,744
End of period	$178,411,426	$178,948,074	$164,796,447	$164,566,433
Fund share transactions:
Shares sold
Investor Class	50,392	343,550	164,627	817,654
Institutional Class	97,042	239,482	205,515	390,120
	147,434	583,032	370,142	1,207,774
Reinvested dividends and distributions
Investor Class	—	142,646	19,412	29,292
Institutional Class	—	151,314	42,437	74,218
	—	293,960	61,849	103,510
Shares Issued	147,434	876,992	431,991	1,311,284
Shares repurchased
Investor Class	(442,708)	(644,547)	(493,574)	(353,391)
Institutional Class	(141,779)	(378,512)	(232,183)	(472,641)
Total shares repurchased	(584,487)	(1,023,059)	(725,757)	(826,032)
Net increase (decrease) in fund shares	(437,053)	(146,067)	(293,766)	485,252

The accompanying notes are an integral part of these financial statements.

57

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo High Yield Fund		Buffalo International Fund		Buffalo Mid Cap Discovery Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income (loss)	$18,909,383	$26,669,430	$7,704,343	$7,609,963	$(1,493,325)	$(2,631,624)
Net realized gain (loss) on investments, foreign currency transactions, and options written	1,741,001	(3,640,276)	(3,682,739)	(844,821)	43,308,445	66,166,333
Net change in unrealized appreciation/depreciation during the period on investments, foreign currency translations, and options written	4,300,624	19,618,757	33,953,098	96,109,514	(47,579,913)	83,504,303
Net increase (decrease) in net assets resulting from operations	24,951,008	42,647,911	37,974,702	102,874,656	(5,764,793)	147,039,012
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	(3,795,185)	(5,422,117)	—	(1,908,734)	—	—
Institutional Class	(13,580,042)	(21,381,616)	—	(4,304,930)	—	—
Total distributions	(17,375,227)	(26,803,733)	—	(6,213,664)	—	—
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	41,972,017	77,377,664	26,379,582	164,691,974	9,027,570	22,381,698
Institutional Class	129,051,970	123,588,053	128,477,680	402,672,603	10,173,660	27,884,458
Reinvested dividends and distributions
Investor Class	3,645,703	5,165,232	—	1,834,375	—	—
Institutional Class	12,018,204	18,424,799	—	3,955,990	—	—
Shares Issued	186,687,894	224,555,748	154,857,262	573,154,942	19,201,230	50,266,156
Redemptions
Investor Class	(36,091,122)	(37,652,354)	(81,100,798)	(98,121,579)	(93,188,678)	(221,196,995)
Institutional Class	(26,625,995)	(64,559,200)	(112,186,355)	(101,724,871)	(26,094,622)	(50,843,750)
Shares repurchased	(62,717,117)	(102,211,554)	(193,287,153)	(199,846,450)	(119,283,300)	(272,040,745)
Net increase (decrease) from capital share transactions	123,970,777	122,344,194	(38,429,891)	373,308,492	(100,082,070)	(221,774,589)
Total increase (decrease) in net assets	131,546,558	138,188,372	(455,189)	469,969,484	(105,846,863)	(74,735,577)
NET ASSETS:
Beginning of period	447,572,263	309,383,891	1,080,483,365	610,513,881	834,036,054	908,771,631
End of period	$579,118,821	$447,572,263	$1,080,028,176	$1,080,483,365	$728,189,191	$834,036,054
Fund share transactions:
Shares sold
Investor Class	3,939,834	7,448,373	1,194,761	8,022,311	371,663	1,003,644
Institutional Class	12,116,247	11,918,463	5,823,517	19,743,827	414,436	1,268,022
	16,056,081	19,366,836	7,018,278	27,766,138	786,099	2,271,666
Reinvested dividends and distributions
Investor Class	342,302	499,224	—	87,727	—	—
Institutional Class	1,128,683	1,785,070	—	189,101	—	—
	1,470,985	2,284,294	—	276,828	—	—
Shares Issued	17,527,066	21,651,130	7,018,278	28,042,966	786,099	2,271,666
Shares repurchased
Investor Class	(3,391,921)	(3,644,051)	(3,673,070)	(4,807,949)	(3,832,404)	(9,944,180)
Institutional Class	(2,494,457)	(6,261,732)	(5,024,622)	(4,986,489)	(1,058,763)	(2,278,009)
Total shares repurchased	(5,886,378)	(9,905,783)	(8,697,692)	(9,794,438)	(4,891,167)	(12,222,189)
Net increase (decrease) in fund shares	11,640,688	11,745,347	(1,679,414)	18,248,528	(4,105,068)	(9,950,523)

The accompanying notes are an integral part of these financial statements.

58

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo Mid Cap Growth Fund		Buffalo Small Cap Growth Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income (loss)	$(276,376)	$(493,072)	$(1,564,241)	$(2,902,760)
Net realized gain (loss) on investments, foreign currency transactions, and options written	5,908,707	11,313,189	6,052,201	(10,019,016)
Net change in unrealized appreciation/depreciation during the period on investments, foreign currency translations, and options written	(4,666,020)	20,384,466	10,729,239	32,931,207
Net increase (decrease) in net assets resulting from operations	966,311	31,204,583	15,217,199	20,009,431
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	—	(3,921,110)	—	—
Institutional Class	—	(3,581,448)	—	—
Total distributions	—	(7,502,558)	—	—
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	663,595	2,133,098	9,815,923	32,482,663
Institutional Class	2,559,526	4,631,211	28,635,327	83,351,954
Reinvested dividends and distributions
Investor Class	—	3,895,671	—	—
Institutional Class	—	3,534,631	—	—
Shares Issued	3,223,121	14,194,611	38,451,250	115,834,617
Redemptions
Investor Class	(8,077,720)	(10,645,797)	(79,236,179)	(149,344,779)
Institutional Class	(4,521,451)	(9,029,755)	(37,712,907)	(130,553,404)
Shares repurchased	(12,599,171)	(19,675,552)	(116,949,086)	(279,898,183)
Net increase (decrease) from capital share transactions	(9,376,050)	(5,480,941)	(78,497,836)	(164,063,566)
Total increase (decrease) in net assets	(8,409,739)	18,221,084	(63,280,637)	(144,054,135)
NET ASSETS:
Beginning of period	157,063,436	138,842,352	705,989,637	850,043,772
End of period	$148,653,697	$157,063,436	$642,709,000	$705,989,637
Fund share transactions:
Shares sold
Investor Class	40,479	136,880	685,876	2,368,742
Institutional Class	155,591	288,432	1,939,433	5,954,185
	196,070	425,312	2,625,309	8,322,927
Reinvested dividends and distributions
Investor Class	—	256,970	—	—
Institutional Class	—	231,323	—	—
	—	488,293	—	—
Shares Issued	196,070	913,605	2,625,309	8,322,927
Shares repurchased
Investor Class	(494,829)	(682,159)	(5,501,836)	(10,878,494)
Institutional Class	(271,420)	(563,127)	(2,614,885)	(9,481,617)
Total shares repurchased	(766,249)	(1,245,286)	(8,116,721)	(20,360,111)
Net increase (decrease) in fund shares	(570,179)	(331,681)	(5,491,412)	(12,037,184)

The accompanying notes are an integral part of these financial statements.

59

BUFFALO BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.83	$35.13	$40.21	$46.23	$29.53	$31.01
Income from investment operations:
Net investment income (loss)	0.01(1)	0.03(1)	(0.01)(1)	(0.16)(1)	(0.07)(1)	0.09
Net gains (losses) on securities (both realized and unrealized)	4.83	13.68	(4.12)	5.59	16.83	(1.07)
Total from investment operations	4.84	13.71	(4.13)	5.43	16.76	(0.98)
Less distributions:
Distributions from investment income	—	(0.01)	—	—	(0.06)	(0.07)
Distributions from capital gains	—	—	(0.95)	(11.45)	—	(0.43)
Total distributions	—	(0.01)	(0.95)	(11.45)	(0.06)	(0.50)
Net asset value, end of period	$53.67	$48.83	$35.13	$40.21	$46.23	$29.53
Total return*	9.91%	39.04%	(10.08)%	10.23%	56.78%	(3.40)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,241	$34,720	$27,414	$35,391	$37,413	$27,872
Ratio of expenses to average net assets**	0.87%	0.88%	0.94%	0.93%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets**	0.04%	0.08%	(0.03)%	(0.34)%	(0.16)%	0.21%
Portfolio turnover rate*	22%	36%	46%	83%	7%	6%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

60

BUFFALO BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,				For the Period July 1, 2019* through March 31, 2020
		2024	2023	2022	2021
Net asset value, beginning of period	$49.13	$35.32	$40.37	$46.30	$29.56	$32.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04(1)	0.08(1)	0.04(1)	(0.09) (1)	(0.00) (1)(2)	0.16
Net gains (losses) on securities (both realized and unrealized)	4.87	13.76	(4.14)	5.61	16.85	(2.89)
Total from investment operations	4.91	13.84	(4.10)	5.52	16.85	(2.73)
LESS DISTRIBUTIONS:
Distributions from investment income	—	(0.03)	—	—	(0.11)	(0.07)
Distributions from capital gains	—	—	(0.95)	(11.45)	—	(0.43)
Total distributions	—	(0.03)	(0.95)	(11.45)	(0.11)	(0.50)
Net asset value, end of period	$54.04	$49.13	$35.32	$40.37	$46.30	$29.56
Total return**	9.99%	39.19%	(9.97)%	10.42%	57.02%	(8.55)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$103,994	$94,801	$66,876	$78,082	$71,394	$45,244
Ratio of expenses to average net assets***	0.77%	0.78%	0.79%	0.78%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets***	0.14%	0.18%	0.11%	(0.19)%	(0.01)%	0.40%
Portfolio turnover rate**	22%	36%	46%	83%	7%	6%

*	Inception date
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	The return listed is the non-annualized return for the Institutional Class since inception date.
The accompanying notes are an integral part of these financial statements.

61

BUFFALO EARLY STAGE GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.16	$15.05	$17.75	$23.88	$12.50	$15.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06)(1)	(0.11) (1)	(0.17) (1)	(0.28) (1)	(0.25) (1)	(0.15)
Net gains (losses) on securities (both realized and unrealized)	0.80	1.22	(2.36)	(2.60)	14.11	(1.85)
Total from investment operations	0.74	1.11	(2.53)	(2.88)	13.86	(2.00)
LESS DISTRIBUTIONS:
Distributions from capital gains	—	—	(0.17)	(3.25)	(2.48)	(0.80)
Total distributions	—	—	(0.17)	(3.25)	(2.48)	(0.80)
Net asset value, end of period	$16.90	$16.16	$15.05	$17.75	$23.88	$12.50
Total return*	4.58%	7.38%	(14.23)%	(13.32)%	112.86%	(14.38)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$38,635	$43,681	$50,837	$68,232	$82,824	$42,633
Ratio of expenses to average net assets**	1.38%	1.44%	1.49%	1.45%	1.50%	1.49%
Ratio of net investment loss to average net assets**	(0.78)%	(0.78)%	(1.11)%	(1.22)%	(1.24)%	(1.00)%
Portfolio turnover rate*	5%	20%	10%	34%	54%	22%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

62

BUFFALO EARLY STAGE GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,				For the Period July 1, 2019* through March 31, 2020
		2024	2023	2022	2021
Net asset value, beginning of period	$16.29	$15.16	$17.84	$23.96	$12.51	$16.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06)(1)	(0.10)(1)	(0.15)(1)	(0.24)(1)	(0.22)(1)	(0.14)
Net gains (losses) on securities (both realized and unrealized)	0.80	1.23	(2.36)(2)	(2.63)	14.15	(2.99)
Total from investment operations	0.74	1.13	(2.51)(2)	(2.87)	13.93	(3.13)
LESS DISTRIBUTIONS:
Distributions from capital gains	—	—	(0.17)	(3.25)	(2.48)	(0.80)
Total distributions	—	—	(0.17)	(3.25)	(2.48)	(0.80)
Net asset value, end of period	$17.03	$16.29	$15.16	$17.84	$23.96	$12.51
Total return**	4.54%	7.45%	(14.05)%	(13.20)%	113.25%	(20.25)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$35,211	$34,513	$34,457	$44,458	$49,023	$23,102
Ratio of expenses to average net assets***	1.34%	1.34%	1.34%	1.32%	1.35%	1.35%
Ratio of net investment loss to average net assets***	(0.74)%	(0.68)%	(0.96)%	(1.07)%	(1.09)%	(1.19)%
Portfolio turnover rate**	5%	20%	10%	34%	54%	22%

*	Inception date
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	The return listed is the non-annualized return for the Institutional Class since inception date.
The accompanying notes are an integral part of these financial statements.

63

BUFFALO FLEXIBLE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.87	$18.11	$19.03	$16.24	$11.93	$15.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.16(1)	0.33(1)	0.30(1)	0.29(1)	0.29(1)	0.72
Net gains (losses) on securities (both realized and unrealized)	0.57	3.09	(0.46)	3.48	4.53	(3.63)
Total from investment operations	0.73	3.42	(0.16)	3.77	4.82	(2.91)
LESS DISTRIBUTIONS:
Distributions from investment income	(0.17)	(0.35)	(0.30)	(0.29)	(0.30)	(0.32)
Distributions from capital gains	—	(0.31)	(0.46)	(0.69)	(0.21)	(0.11)
Total distributions	(0.17)	(0.66)	(0.76)	(0.98)	(0.51)	(0.43)
Net asset value, end of period	$21.43	$20.87	$18.11	$19.03	$16.24	$11.93
Total return*	3.50%	19.37%	(0.87)%	23.81%	40.94%	(19.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$295,811	$299,209	$300,336	$314,134	$277,906	$273,416
Ratio of expenses to average net assets**	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets**	1.52%	1.77%	1.66%	1.60%	2.04%	1.99%
Portfolio turnover rate*	0%	1%	1%	4%	1%	5%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

64

BUFFALO FLEXIBLE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,				For the Period July 1, 2019* through March 31, 2020
		2024	2023	2022	2021
Net asset value, beginning of period	$20.87	$18.10	$19.03	$16.24	$11.93	$15.31
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.17(1)	0.37(1)	0.33(1)	0.32(1)	0.31(1)	0.57
Net gains (losses) on securities (both realized and unrealized)	0.56	3.09	(0.47)	3.48	4.53	(3.60)
Total from investment operations	0.73	3.46	(0.14)	3.80	4.84	(3.03)
LESS DISTRIBUTIONS:
Distributions from investment income	(0.18)	(0.38)	(0.33)	(0.32) (2)	(0.32)	(0.25)
Distributions from capital gains	—	(0.31)	(0.46)	(0.69)	(0.21)	(0.10)
Total distributions	(0.18)	(0.69)	(0.79)	(1.01)	(0.53)	(0.35)
Net asset value, end of period	$21.42	$20.87	$18.10	$19.03	$16.24	$11.93
Total return**	3.53%	19.61%	(0.78)%	24.00%	41.15%	(20.20)%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$194,362	$190,217	$168,935	$175,891	$147,802	$133,843
Ratio of expenses to average net assets***	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets***	1.67%	1.92%	1.81%	1.75%	2.19%	2.79%
Portfolio turnover rate**	0%	1%	1%	4%	1%	5%

*	Inception date
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	The return listed is the non-annualized return for the Institutional Class since inception date.
The accompanying notes are an integral part of these financial statements.

65

BUFFALO GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.15	$25.79	$30.83	$31.07	$21.20	$25.10
Income from investment operations:
Net investment income (loss)	(0.06)(1)	(0.11) (1)	(0.08) (1)(2)	(0.13) (1)	(0.06) (1)(2)	0.08
Net gains (losses) on securities (both realized and unrealized)	2.87	9.14	(3.89)	3.25	11.46	(0.55)
Total from investment operations	2.81	9.03	(3.97) (2)	3.12	11.40(2)	(0.47)
Less distributions:
Distributions from investment income	—	—	—	—	—	(0.08)
Distributions from capital gains	—	(1.67)	(1.07)	(3.36)	(1.53)	(3.35)
Total distributions	—	(1.67)	(1.07)	(3.36)	(1.53)	(3.43)
Net asset value, end of period	$35.96	$33.15	$25.79	$30.83	$31.07	$21.20
Total return*	8.48%	36.01%	(12.55)%	9.56%	53.98%	(3.90)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$82,552	$89,113	$73,408	$103,336	$112,399	$88,051
Ratio of expenses to average net assets**	0.87%	0.87%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets**	(0.35)%	(0.34)%	(0.34)%	(0.40)%	(0.19)%	0.11%
Portfolio turnover rate*	2%	9%	11%	13%	21%	33%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
The accompanying notes are an integral part of these financial statements.

66

BUFFALO GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,				For the Period July 1, 2019* through March 31, 2020
		2024	2023	2022	2021
Net asset value, beginning of period	$33.38	$25.93	$30.95	$31.13	$21.20	$27.10
Income from investment operations:
Net investment income (loss)	(0.04)(1)	(0.08)(1)	(0.05)(1)	(0.08)(1)	(0.01)(1)	0.15
Net gains (losses) on securities (both realized and unrealized)	2.88	9.20	(3.90)	3.26(2)	11.47	(2.59)
Total from investment operations	2.84	9.12	(3.95)	3.18	11.46	(2.44)
Less distributions:
Distributions from investment income	—	—	—	—	—	(0.10)
Distributions from capital gains	—	(1.67)	(1.07)	(3.36)	(1.53)	(3.36)
Total distributions	—	(1.67)	(1.07)	(3.36)	(1.53)	(3.46)
Net asset value, end of period	$36.22	$33.38	$25.93	$30.95	$31.13	$21.20
Total return**	8.51%	36.16%	(12.44)%	9.74%	54.26%	(10.92)%(3)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$95,860	$89,835	$69,473	$91,997	$86,046	$58,307
Ratio of expenses to average net assets***	0.77%	0.77%	0.77%	0.77%	0.77%	0.78%
Ratio of net investment income (loss) to average net assets***	(0.25)%	(0.26)%	(0.19)%	(0.25)%	(0.04)%	0.28%
Portfolio turnover rate**	2%	9%	11%	13%	21%	33%

*	Inception date
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	The return listed is the non-annualized return for the Institutional Class since inception date.
The accompanying notes are an integral part of these financial statements.

67

BUFFALO GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.04	$24.07	$25.79	$23.16	$15.10	$16.65
Income from investment operations:
Net investment income	0.17(1)	0.35(1)	0.25(1)	0.14(1)	0.12(1)	0.44
Net gains (losses) on securities (both realized and unrealized)	1.91	6.15	(1.36)	2.94	8.06	(1.81)
Total from investment operations	2.08	6.50	(1.11)	3.08	8.18	(1.37)
Less distributions:
Distributions from investment income	(0.34)	(0.41)	(0.23)	(0.14)	(0.12)	(0.17)
Distributions from capital gains	—	(0.12)	(0.38)	(0.31)	—	—
Distributions from return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.34)	(0.53)	(0.61)	(0.45)	(0.12)	(0.18)
Net asset value, end of period	$31.78	$30.04	$24.07	$25.79	$23.16	$15.10
Total return*	7.00%	27.31%	(4.22)%	13.39%	54.29%	(8.32)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,432	$55,070	$32,256	$30,895	$28,605	$23,821
Ratio of expenses to average net assets**	0.93%	0.93%	0.93%	0.93%	0.94%	0.95%
Ratio of net investment income to average net assets**	1.11%	1.29%	1.07%	0.56%	0.63%	0.84%
Portfolio turnover rate*	2%	4%	2%	4%	20%	31%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

68

BUFFALO GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,				For the Period July 1, 2019* through March 31, 2020
		2024	2023	2022	2021
Net asset value, beginning of period	$30.04	$24.07	$25.78	$23.16	$15.10	$17.37
Income from investment operations:
Net investment income	0.19(1)	0.38(1)	0.29(1)	0.18(1)	0.15(1)	0.28
Net gains (losses) on securities (both realized and unrealized)	1.92	6.15	(1.35)	2.93	8.06	(2.41)
Total from investment operations	2.11	6.53	(1.06)	3.11	8.21	(2.13)
Less distributions:
Distributions from investment income	(0.36)	(0.44)	(0.27)	(0.18)	(0.15)	(0.13)
Distributions from capital gains	—	(0.12)	(0.38)	(0.31)	—	—
Distributions from return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.36)	(0.56)	(0.65)	(0.49)	(0.15)	(0.14)
Net asset value, end of period	$31.79	$30.04	$24.07	$25.78	$23.16	$15.10
Total return**	7.11%	27.47%	(4.04)%	13.51%	54.52%	(12.34)%(2)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,364	$109,497	$87,932	$85,946	$72,405	$40,887
Ratio of expenses to average net assets***	0.78%	0.78%	0.78%	0.78%	0.79%	0.80%
Ratio of net investment income to average net assets***	1.26%	1.44%	1.22%	0.71%	0.78%	1.23%
Portfolio turnover rate**	2%	4%	2%	4%	20%	31%

*	Inception date.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	The return listed is the non-annualized return for the Institutional Class since inception date.
The accompanying notes are an integral part of these financial statements.

69

BUFFALO HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.64	$10.20	$11.23	$11.82	$9.72	$10.86
Income from investment operations:
Net investment income	0.39(1)	0.74(1)	0.61(1)	0.48(1)	0.48(1)	1.17
Net gains (losses) on securities (both realized and unrealized)	0.12	0.44	(0.81)(2)	(0.24)	2.11(2)	(1.85)
Total from investment operations	0.51	1.18	(0.20) (2)	0.24	2.59	(0.68)
Less distributions:
Distributions from investment income	(0.36)	(0.74)	(0.64)	(0.48)	(0.49)	(0.46)
Distributions from capital gains	—	—	(0.19)	(0.35)(2)	—(3)	—
Total distributions	(0.36)	(0.74)	(0.83)	(0.83)	(0.49)	(0.46)
Net asset value, end of period	$10.79	$10.64	$10.20	$11.23	$11.82	$9.72
Total return*	4.86%	12.07%	(1.63)%	1.97%	27.07%	(6.67)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$118,309	$107,241	$58,920	$50,581	$50,110	$46,036
Ratio of expenses to average net assets**	1.01%	1.02%	1.05%	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets**	7.27%	7.18%	5.88%	4.09%	4.38%	3.60%
Portfolio turnover rate*	19%	26%	30%	41%	66%	36%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

70

BUFFALO HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,				For the Period July 1, 2019* through March 31, 2020
		2024	2023	2022	2021
Net asset value, beginning of period	$10.63	$10.19	$11.22	$11.81	$9.71	$11.01
Income from investment operations:
Net investment income	0.40(1)	0.76(1)	0.63(1)	0.50(1)	0.50(1)	0.71
Net gains (losses) on securities (both realized and unrealized)	0.12	0.44	(0.82)	(0.24)	2.10	(1.66)
Total from investment operations	0.52	1.20	(0.19)	0.26	2.60	(0.95)
Less distributions:
Distributions from investment income	(0.37)	(0.76)	(0.65)	(0.50)	(0.50)	(0.35)
Distributions from capital gains	—	—	(0.19)	(0.35)	—(2)	—
Total distributions	(0.37)	(0.76)	(0.84)	(0.85)	(0.50)	(0.35)
Net asset value, end of period	$10.78	$10.63	$10.19	$11.22	$11.81	$9.71
Total return**	4.94%	12.24%	(1.49)%	2.12%	27.28%	(8.94)%(3)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$460,810	$340,331	$250,464	$245,858	$225,715	$141,735
Ratio of expenses to average net assets***	0.86%	0.86%	0.89%	0.87%	0.86%	0.88%
Ratio of net investment income to average net assets***	7.42%	7.33%	6.03%	4.24%	4.51%	4.90%
Portfolio turnover rate**	19%	26%	30%	41%	66%	36%

*	Inception date.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	The return listed is the non-annualized return for the Institutional Class since inception date.
The accompanying notes are an integral part of these financial statements.

71

BUFFALO INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.31	$20.23	$20.65	$20.51	$13.54	$14.76
Income from investment operations:
Net investment income	0.15(1)	0.18(1)	0.13(1)	0.03(1)	0.04(1)	0.19
Net gains (losses) on securities (both realized and unrealized)	0.63	2.03	(0.22)	0.39	6.98	(1.31)
Total from investment operations	0.78	2.21	(0.09)	0.42	7.02	(1.12)
Less distributions:
Distributions from investment income	—	(0.13)	(0.08)	(0.02)	(0.05)	(0.10)
Distributions from capital gains	—	—	(0.25)	(0.26)	—(2)	—
Total distributions	—	(0.13)	(0.33)	(0.28)	(0.05)	(0.10)
Net asset value, end of period	$23.09	$22.31	$20.23	$20.65	$20.51	$13.54
Total return*	3.50%	10.89%	(0.21)%	1.94%	51.79%	(7.67)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$308,423	$353,298	$253,664	$263,120	$260,044	$183,809
Ratio of expenses to average net assets**	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Ratio of net investment income to average net assets**	1.33%	0.84%	0.71%	0.14%	0.22%	0.55%
Portfolio turnover rate*	2%	1%	8%	13%	14%	13%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

72

BUFFALO INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,				For the Period July 1, 2019* through March 31, 2020
		2024	2023	2022	2021
Net asset value, beginning of period	$22.33	$20.25	$20.67	$20.53	$13.55	$15.85
Income from investment operations:
Net investment income	0.16(1)	0.20(1)	0.16(1)	0.06(1)	0.07(1)	0.20
Net gains (losses) on securities (both realized and unrealized)	0.63	2.03	(0.22)	0.39	6.99	(2.39)
Total from investment operations	0.79	2.23	(0.06)	0.45	7.06	(2.19)
Less distributions:
Distributions from investment income	—	(0.15)	(0.11)	(0.05)	(0.08)	(0.11)
Distributions from capital gains	—	—	(0.25)	(0.26)	—(2)	—
Total distributions	—	(0.15)	(0.36)	(0.31)	(0.08)	(0.11)
Net asset value, end of period	$23.12	$22.33	$20.25	$20.67	$20.53	$13.55
Total return**	3.54%	11.08%	(0.09)%	2.08%	52.12%	(13.95)%(3)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$771,605	$727,185	$356,850	$316,602	$285,595	$176,285
Ratio of expenses to average net assets***	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income to average net assets***	1.48%	0.99%	0.86%	0.29%	0.37%	0.86%
Portfolio turnover rate**	2%	1%	8%	13%	14%	13%

*	Inception date.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	The return listed is the non-annualized return for the Institutional Class since inception date.
The accompanying notes are an integral part of these financial statements.

73

BUFFALO MID CAP DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.50	$21.30	$25.31	$30.82	$19.88	$25.29
Income from investment operations:
Net investment loss	(0.05)(1)	(0.08)(1)	(0.12)(1)	(0.21)(1)	(0.18)(1)	(0.06)
Net gains (losses) on securities (both realized and unrealized)	0.01(2)	4.28	(2.52)	(0.93)	13.51	(1.76)
Total from investment operations	(0.04)	4.20	(2.64)	(1.14)	13.33	(1.82)
Less distributions:
Distributions from capital gains	—	—	(1.37)	(4.37)	(2.39)	(3.59)
Total distributions	—	—	(1.37)	(4.37)	(2.39)	(3.59)
Net asset value, end of period	$25.46	$25.50	$21.30	$25.31	$30.82	$19.88
Total return*	(0.16)%	19.72%	(10.12)%	(4.58)%	67.49%	(9.64)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$547,157	$636,244	$722,077	$1,099,258	$1,442,145	$1,132,237
Ratio of expenses to average net assets**	0.96%	1.00%	1.01%	1.00%	1.01%	1.01%
Ratio of net investment loss to average net assets**	(0.42)%	(0.35)%	(0.58)%	(0.70)%	(0.64)%	(0.30)%
Portfolio turnover rate*	19%	42%	26%	41%	84%	123%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)
The amount shown for net gains (losses) is a balancing figure derived from the other amounts in the statement. The amount shown for a share outstanding may not agree with the Statement of Operations due to the timing of shareholder activity relative to the fluctuating market values of the portfolio.

The accompanying notes are an integral part of these financial statements.

74

BUFFALO MID CAP DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,				For the Period July 1, 2019* through March 31, 2020
		2024	2023	2022	2021
Net asset value, beginning of period	$25.72	$21.46	$25.44	$30.92	$19.91	$27.10
Income from investment operations:
Net investment loss	(0.04)(1)	(0.05)(1)	(0.09)(1)	(0.17)(1)	(0.14)(1)	(0.04)
Net gains (losses) on securities (both realized and unrealized)	0.01(2)	4.31	(2.52)	(0.94)	13.54	(3.56)
Total from investment operations	(0.03)	4.26	(2.61)	(1.11)	13.40	(3.60)
Less distributions:
Distributions from capital gains	—	—	(1.37)	(4.37)	(2.39)	(3.59)
Total distributions	—	—	(1.37)	(4.37)	(2.39)	(3.59)
Net asset value, end of period	$25.69	$25.72	$21.46	$25.44	$30.92	$19.91
Total return**	(0.12)%	19.85%	(9.94)%	(4.46)%	67.75%	(15.55)%(3)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$181,032	$197,792	$186,695	$363,369	$337,999	$205,430
Ratio of expenses to average net assets***	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment loss to average net assets***	(0.32)%	(0.20)%	(0.43)%	(0.55)%	(0.50)%	(0.25)%
Portfolio turnover rate**	19%	42%	26%	41%	84%	123%

*	Inception date.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)
The amount shown for net gains (losses) is a balancing figure derived from the other amounts in the statement. The amount shown for a share outstanding may not agree with the Statement of Operations due to the timing of shareholder activity relative to the fluctuating market values of the portfolio.

(3)	The return listed is the non-annualized return for the Institutional Class since inception date.
The accompanying notes are an integral part of these financial statements.

75

BUFFALO MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.25	$14.72	$17.72	$20.19	$13.02	$14.52
Income from investment operations:
Net investment loss	(0.04)(1)	(0.06)(1)	(0.07)(1)	(0.11)(1)	(0.11)(1)	(0.05)
Net gains (losses) on securities (both realized and unrealized)	0.20	3.44	(2.19)	(0.10)	8.61	(0.19)
Total from investment operations	0.16	3.38	(2.26)	(0.21)	8.50	(0.24)
Less distributions:
Distributions from capital gains	—	(0.85)	(0.74)	(2.26)	(1.33)	(1.26)
Total distributions	—	(0.85)	(0.74)	(2.26)	(1.33)	(1.26)
Net asset value, end of period	$17.41	$17.25	$14.72	$17.72	$20.19	$13.02
Total return*	0.93%	23.74%	(12.58)%	(1.55)%	65.92%	(2.89)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,588	$80,729	$73,144	$96,992	$107,061	$86,030
Ratio of expenses to average net assets**	0.97%	0.97%	1.03%	1.02%	1.03%	1.02%
Ratio of net investment loss to average net assets**	(0.43)%	(0.39)%	(0.48)%	(0.56)%	(0.63)%	(0.39)%
Portfolio turnover rate*	7%	17%	23%	19%	41%	52%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

76

BUFFALO MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,				For the Period July 1, 2019* through March 31, 2020
		2024	2023	2022	2021
Net asset value, beginning of period	$17.39	$14.82	$17.81	$20.24	$13.03	$15.63
Income from investment operations:
Net investment loss	(0.03)(1)	(0.04)(1)	(0.05)(1)	(0.08)(1)	(0.09)(1)	(0.04)
Net gains (losses) on securities (both realized and unrealized)	0.20	3.46	(2.20)	(0.09)	8.63	(1.30)
Total from investment operations	0.17	3.42	(2.25)	(0.17)	8.54	(1.34)
Less distributions:
Distributions from capital gains	—	(0.85)	(0.74)	(2.26)	(1.33)	(1.26)
Total distributions	—	(0.85)	(0.74)	(2.26)	(1.33)	(1.26)
Net asset value, end of period	$17.56	$17.39	$14.82	$17.81	$20.24	$13.03
Total return**	0.98%	23.85%	(12.46)%	(1.34)%	66.18%	(9.72)%(2)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,066	$76,334	$65,699	$82,831	$83,642	$51,324
Ratio of expenses to average net assets***	0.87%	0.87%	0.88%	0.87%	0.88%	0.89%
Ratio of net investment loss to average net assets***	(0.33)%	(0.29)%	(0.33)%	(0.41)%	(0.48)%	(0.38)%
Portfolio turnover rate**	7%	17%	23%	19%	41%	52%

*	Inception date.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	The return listed is the non-annualized return for the Institutional Class since inception date.
The accompanying notes are an integral part of these financial statements.

77

BUFFALO SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.73	$14.18	$16.11	$22.14	$10.94	$12.89
Income from investment operations:
Net investment loss	(0.04) (1)	(0.06) (1)	(0.07) (1)	(0.17) (1)	(0.15) (1)	(0.08)
Net gains (losses) on securities (both realized and unrealized)	0.46	0.61	(1.86)	(3.27)	13.23	(0.62)
Total from investment operations	0.42	0.55	(1.93)	(3.44)	13.08	(0.70)
Less distributions:
Distributions from capital gains	—	—	—	(2.59)	(1.88)	(1.25)
Total distributions	—	—	—	(2.59)	(1.88)	(1.25)
Net asset value, end of period	$15.15	$14.73	$14.18	$16.11	$22.14	$10.94
Total return*	2.85%	3.88%	(11.98)%	(16.93)%	120.78%	(7.33)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$413,620	$473,215	$575,979	$697,647	$801,388	$377,804
Ratio of expenses to average net assets**	0.90%	0.96%	0.98%	1.01%	1.01%	1.01%
Ratio of net investment loss to average net assets**	(0.50)%	(0.42)%	(0.50)%	(0.83)%	(0.81)%	(0.65)%
Portfolio turnover rate*	11%	26%	44%	59%	63%	67%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

78

BUFFALO SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,				For the Period July 1, 2019* through March 31, 2020
		2024	2023	2022	2021
Net asset value, beginning of period	$14.84	$14.26	$16.19	$22.20	$10.96	$13.78
Income from investment operations:
Net investment loss	(0.03) (1)	(0.04) (1)	(0.05) (1)	(0.14) (1)	(0.12) (1)(2)	(0.06)
Net gains (losses) on securities (both realized and unrealized)	0.45	0.62	(1.88)	(3.28)	13.24	(1.51)
Total from investment operations	0.42	0.58	(1.93)	(3.42)	13.12(2)	(1.57)
Less distributions:
Distributions from capital gains	—	—	—	(2.59)	(1.88)	(1.25)
Total distributions	—	—	—	(2.59)	(1.88)	(1.25)
Net asset value, end of period	$15.26	$14.84	$14.26	$16.19	$22.20	$10.96
Total return**	2.83%	4.07%	(11.92)%	(16.79)%	121.14%	(13.24)%(3)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$229,089	$232,775	$274,065	$281,276	$328,588	$95,095
Ratio of expenses to average net assets***	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment loss to average net assets***	(0.46)%	(0.32)%	(0.38)%	(0.68)%	(0.67)%	(0.73)%
Portfolio turnover rate**	11%	26%	44%	59%	63%	67%

*	Inception date.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	The return listed is the non-annualized return for the Institutional Class since inception date.
The accompanying notes are an integral part of these financial statements.

79

NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES:
The Buffalo Funds (comprised of the Buffalo Blue Chip Growth Fund (formerly known as the Buffalo Large Cap Fund), Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund (formerly known as the Buffalo Flexible Income Fund), Buffalo Growth Fund, Buffalo Growth & Income Fund (formerly known as the Buffalo Dividend Focus Fund), Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund (formerly known as the Buffalo Discovery Fund), Buffalo Mid Cap Growth Fund (formerly known as the Buffalo Mid Cap Fund), and Buffalo Small Cap Growth Fund (formerly known as the Buffalo Small Cap Fund)) (the “Buffalo Funds” or “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Early Stage Growth Fund, Flexible Allocation Fund, Growth & Income Fund, High Yield Fund, International Fund, Mid Cap Discovery Fund, Mid Cap Growth Fund and Small Cap Growth Fund is classified as a “diversified” open-end management investment company under the 1940 Act. Each of the Blue Chip Growth Fund and Growth Fund is classified as a “non-diversified” open-end management investment company under the 1940 Act. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate fund. Kornitzer Capital Management, Inc. (“Adviser” or “KCM”) is the Funds’ investment adviser.
Each Fund offers two classes of shares, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. The shareholder servicing fees for the Investor Class represent the class specific expenses. See Note 7 for more information regarding shareholder servicing fees for the Investor Class. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.
The investment objective of each of the Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund, and Buffalo Small Cap Growth Fund is long-term growth of capital. The investment objective of the Buffalo Flexible Allocation Fund is high current income, with long-term growth of capital as a secondary objective. The investment objective of each of the Buffalo Growth & Income Fund and Buffalo High Yield Fund is current income, with long-term growth of capital as a secondary objective.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
A.	Investment Valuation – In accordance with FASB ASC 820, Fair Value Measurements
(“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.
Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated, the security will generally be priced using a

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fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to KCM, as the Funds’ valuation designee, in accordance with new Rule 2a-5 of the 1940 Act. Some of the factors that have been or may be considered by KCM as applicable in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2024, the Buffalo International and Buffalo Small Cap Growth Funds held securities valued at fair value as determined in good faith by KCM, as valuation designee, at such time. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service that employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”). As of September 30, 2024, the Buffalo International Fund held 63 securities where a foreign fair value factor was applied, with a market value of $678,030,995 or 62.78% of total net assets.
Debt securities, including treasury bills, commercial paper, corporate and convertible bonds, bank loans, etc., with remaining maturities of 60 days or less are normally valued at the mean in accordance with prices supplied by an approved pricing service. If there is no trade on the valuation date, then the security will be priced at the mean between the most recent bid and ask prices.
Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ valuation policies.
ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 –	Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 –	Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.

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The inputs will be considered by KCM, along with any other relevant factors, in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 9.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of September 30, 2024. These assets are measured on a recurring basis.
Buffalo Blue Chip Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 139,080,375	$ —	$ —	$ 139,080,375
Exchange-Traded Funds	2,730,398	—	—	2,730,398
Short-Term Investments	7,436,400	—	—	7,436,400
Total*	$ 149,247,173	$—	$—	$ 149,247,173

Buffalo Early Stage Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 70,191,330	$ —	$ —	$ 70,191,330
REITs	972,840	—	—	972,840
Short-Term Investments	1,906,899	—	—	1,906,899
Total*	$ 73,071,069	$—	$—	$ 73,071,069

Buffalo Flexible Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 474,931,450	$ —	$ —	$ 474,931,450
REITs	13,804,099	—	—	13,804,099
Short-Term Investments	1,682,033	—	—	1,682,033
Total*	$ 490,417,582	$—	$—	$ 490,417,582
Options Written	$123,925	$3,300	$—	$127,225

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September 30, 2024 (Unaudited)(Continued)
Buffalo Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 176,406,483	$ —	$ —	$ 176,406,483
Short-Term Investments	2,165,004	—	—	2,165,004
Total*	$ 178,571,487	$—	$—	$ 178,571,487

Buffalo Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 144,015,551	$—	$ —	$ 144,015,551
REITs	8,000,489	—	—	8,000,489
Convertible Bonds	—	7,464,230	—	7,464,230
Preferred Stocks	367,500	—	—	367,500
Short-Term Investments	4,888,669	—	—	4,888,669
Total*	$ 157,272,209	$ 7,464,230	$—	$ 164,736,439

Buffalo High Yield Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$ 357,920,448	$ —	$ 357,920,448
Bank Loans	—	178,571,411	—	178,571,411
Convertible Bonds	—	9,829,601	—	9,829,601
Preferred Stocks	3,054,250	—	—	3,054,250
Short-Term Investments	33,439,386	—	—	33,439,386
Total*	$ 36,493,636	$ 546,321,460	$—	$ 582,815,096

Buffalo International Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 388,721,088	$ 678,030,996	$ —	$1,066,752,084
Warrants	—	—	0	0
Short-Term Investments	7,736,091	—	—	7,736,091
Total*	$ 396,457,179	$ 678,030,996	$—	$1,074,488,175

Buffalo Mid Cap Discovery Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 716,486,764	$ —	$ —	$ 716,486,764
Short-Term Investments	12,628,541	—	—	12,628,541
Total*	$729,115,305	$—	$—	$729,115,305

Buffalo Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 141,021,732	$ —	$ —	$ 141,021,732
REITs	2,368,555	—	—	2,368,555
Short-Term Investments	5,307,351	—	—	5,307,351
Total*	$ 148,697,638	$—	$—	$ 148,697,638

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September 30, 2024 (Unaudited)(Continued)
Buffalo Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 625,565,138	$ —	$ 949	$ 625,566,087
Short-Term Investments	15,743,864	—	—	15,743,864
Total*	$ 641,309,002	$—	$949	$ 641,309,951

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.
The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2024:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended September 30, 2024
Fair Value as of 3/31/2024	$ 0
Total unrealized gains included in earnings	—
Realized gains included in earnings	—
Purchases	—
Sales	—
Fair Value as of 9/30/2024	$0
The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

The following is a reconciliation of the Buffalo Small Cap Growth Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2024:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended September 30, 2024
Fair Value as of 3/31/2024	$ 949
Total unrealized gains included in earnings	—
Realized gains included in earnings	—
Purchases	—
Sales	—
Fair Value as of 9/30/2024	$949
The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

B.
Federal Income Taxes – Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. Therefore, no federal income tax provision has been provided.

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At September 30, 2024, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.
The Funds have analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Open tax years include the tax years ended March 31, 2021 through March 31, 2024. The Funds have no such examinations in progress.
C.
Investment Transactions and Investment Income – Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recognized on the accrual basis. Net fee income from bank loan investments is included in interest income for the Buffalo High Yield Fund. Realized gains and losses from investment transactions are reported on the identified cost basis. Gains from the repayment of bank loan principal are included in realized gains. All discounts/premiums are accreted/amortized over the lives of the respective securities for financial reporting purposes and are included in interest income.

D.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”). These differences are primarily due to differing treatments for premium amortization on debt securities, deferral of late year and wash sale losses, and partnership investment income.

E.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from such estimates.

F.
Foreign Currency Translation – Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for tax purposes.

G.
Purchased and Written Option Contracts – Certain Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Funds did not hold any written put options as of September 30, 2024.

The premium that a Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the market price of the security, the relationship of the

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exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Funds’ fair valuation guidelines.
The Funds may use options with the objective to generate income as a non-principal investment strategy. Currently, the Buffalo Flexible Allocation Fund makes use of the options strategy to a greater extent than the other Funds because high current income generation is a primary investment objective of the Buffalo Flexible Allocation Fund. The primary strategy used by Buffalo Flexible Allocation Fund to achieve high current income generation through the use of options is to write covered calls with the strike price above the cost basis and the value the portfolio managers believe will be achieved before the expiration of the option and also at a value that the portfolio managers are willing to sell if the option is exercised. The collected premiums generate income for the Fund, and if the option is exercised, a gain will also be achieved. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds. See Note 8 for written option activity.
H.
Indemnifications – Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

I.
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Shareholder Servicing Fees (See Note 7), are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.

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September 30, 2024 (Unaudited)(Continued)
2. FEDERAL TAX MATTERS:
The tax character of distributions paid during the six months ended September 30, 2024 and the year ended March 31, 2024 were as follows:

	Six Months Ended September 30, 2024		Year Ended March 31, 2024
Funds	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains*
Buffalo Blue Chip Growth Fund	$—	$ —	$64,222	$—
Buffalo Early Stage Growth Fund	—	—	—	—
Buffalo Flexible Allocation Fund	4,003,242	—	8,656,131	7,663,054
Buffalo Growth Fund	—	—	—	8,640,712
Buffalo Growth & Income Fund	1,918,809	—	2,206,716	608,115
Buffalo High Yield Fund	17,375,227	—	26,803,733	—
Buffalo International Fund	—	—	6,213,664	—
Buffalo Mid Cap Discovery Fund	—	—	—	—
Buffalo Mid Cap Growth Fund	—	—	—	7,502,558
Buffalo Small Cap Growth Fund	—	—	—	—

*
The Funds designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3)(C), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax period ended March 31, 2024.

For tax purposes, distributions from short-term capital gain distributions are included in ordinary income distributions.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended March 31, 2024, the following table shows the reclassifications made:

Funds	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Buffalo Blue Chip Growth Fund	$(17,257)	$17,257
Buffalo Early Stage Growth Fund	831,255	(831,255)
Buffalo Flexible Allocation Fund	(1,001,436)	1,001,436
Buffalo Growth Fund	(517,096)	517,096
Buffalo Growth & Income Fund	(1)	1
Buffalo High Yield Fund	—	—
Buffalo International Fund	—	—
Buffalo Mid Cap Discovery Fund	1,024,982	(1,024,982)
Buffalo Mid Cap Growth Fund	(483,345)	483,345
Buffalo Small Cap Growth Fund	3,047,356	(3,047,356)

The permanent differences primarily relate to net operating losses and utilization of earnings and profit distributions to shareholders on redemption of shares.

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As of March 31, 2024, the components of distributable earnings (losses) for income tax purposes were as follows:

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
Tax cost of investments(a)	$ 64,475,297	$ 58,722,202	$ 190,718,469	$65,343,516	$88,227,830
Unrealized appreciation	65,970,315	28,540,648	300,917,361	114,869,253	77,962,591
Unrealized depreciation	(563,970)	(8,928,888)	(3,728,225)	(1,688,576)	(2,521,858)
Net unrealized appreciation	65,406,345	19,611,760	297,189,136	113,180,677	75,440,733
Undistributed ordinary income	166,482	—	—	—	965,415
Undistributed long-term capital gain	1,450,757	—	5,850,654	4,139,320	—
Distributable earnings	1,617,239	—	5,850,654	4,139,320	965,415
Other accumulated gain/(loss)	—	(9,651,140)	(24,933)	(126,356)	(12,299)
Total distributable earnings (accumulated deficit)	$ 67,023,584	$9,960,620	$ 303,014,857	$ 117,193,641	$ 76,393,849

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
Tax cost of investments(a)	$ 440,306,015	$ 770,393,677	$ 557,919,568	$ 88,466,491	$565,018,787
Unrealized appreciation	12,288,301	339,287,732	287,537,732	70,358,641	203,416,592
Unrealized depreciation	(6,547,375)	(30,309,554)	(16,214,161)	(1,334,849)	(68,804,207)
Net unrealized appreciation	5,740,926	308,978,178	271,323,571	69,023,792	134,612,385
Undistributed ordinary income	1,686,194	2,257,876	—	143,208	—
Undistributed long-term capital gain	—	—	23,720,080	3,410,294	—
Distributable earnings	1,686,194	2,257,876	23,720,080	3,553,502	—
Other accumulated gain/(loss)	(12,498,685)	(569,397)	(888,315)	—	(114,572,887)
Total distributable earnings (accumulated deficit)	$(5,071,565)	$ 310,666,657	$ 294,155,336	$ 72,577,294	$20,039,498

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales, premium amortization, publicly traded partnership investments and passive foreign investment companies.
Other accumulated gain/(loss) is generally comprised of capital loss carryover, qualified late year losses, straddle loss deferrals and/or foreign currency unrealized.
(a)	Represents cost for federal income tax purposes and may differ from the cost for financial reporting purposes.

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As of March 31, 2024, the Buffalo Funds had the following capital loss carryovers available to offset future taxable gains:

Funds	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover	Total Capital Loss Carryover
Buffalo Blue Chip Growth Fund	$—	$—	$—
Buffalo Early Stage Growth Fund	2,175,867	7,395,488	9,571,355
Buffalo Flexible Allocation Fund	—	—	—
Buffalo Growth Fund	—	—	—
Buffalo Growth & Income Fund	—	—	—
Buffalo High Yield Fund	1,096,580	11,402,105	12,498,685
Buffalo International Fund	—	524,326	524,326
Buffalo Mid Cap Discovery Fund	—	—	—
Buffalo Mid Cap Growth Fund	—	—	—
Buffalo Small Cap Growth Fund	87,791,750	25,864,700	113,656,450

The capital loss carryovers utilized by the Buffalo Funds for the year ended March 31, 2024 were as follows:

Funds	Capital Loss Carryover Utilized
Buffalo Blue Chip Growth Fund	$3,944,397
Buffalo Early Stage Growth Fund	—
Buffalo Flexible Allocation Fund	—
Buffalo Growth Fund	—
Buffalo Growth & Income Fund	149,477
Buffalo High Yield Fund	—
Buffalo International Fund	—
Buffalo Mid Cap Discovery Fund	43,330,896
Buffalo Mid Cap Growth Fund	—
Buffalo Small Cap Growth Fund	—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year capital or ordinary losses. Qualified late year capital losses are any net capital losses incurred between November 1, 2023 and the end of their fiscal year, March 31, 2024. Qualified late year ordinary losses are generally losses incurred between January 1, 2024 and the end of their fiscal year, March 31, 2024.
At March 31, 2024, the following Funds deferred, on a tax basis, qualified late year losses, consisting of ordinary and capital losses, as follows:

Funds	Qualified Late-Year Ordinary Losses	Qualified Late-Year Capital Losses
Buffalo Blue Chip Growth Fund	$—	$—
Buffalo Early Stage Growth Fund	79,785	—
Buffalo Flexible Allocation Fund	—	—
Buffalo Growth Fund	126,357	—
Buffalo Growth & Income Fund	—	12,299
Buffalo High Yield Fund	—	—
Buffalo International Fund	—	—
Buffalo Mid Cap Discovery Fund	888,331	—
Buffalo Mid Cap Growth Fund	—	—
Buffalo Small Cap Growth Fund	916,437	—

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NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)(Continued)
3. RELATED PARTY TRANSACTIONS:
Management fees are paid to KCM at the rate of 0.85% per annum of the average daily NAVs of the Funds, except for the Buffalo Early Stage Growth Fund, Buffalo Growth & Income Fund, Buffalo Growth Fund and Buffalo Blue Chip Growth Fund that have a management fee rate of 1.30%, 0.75%, 0.75% and 0.75%, respectively. The management fees are for services that include the costs of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian (except for the additional cost of maintaining custody of assets in foreign jurisdictions, when compared to domestic custody costs), independent registered public accounting firm and legal counsel fees; fees and expenses of officers, trustees and other personnel; rent; and other items incidental to corporate administration. Pursuant to a Master Services Agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“GFS”), KCM pays GFS a fee of 30/100 of 1% (0.30%) of each Fund’s average daily net assets out of the fees KCM receives from the Funds, except for the Buffalo Growth & Income Fund, Buffalo Growth Fund and the Buffalo Blue Chip Growth Fund, where GFS receives 25/100 of 1% (0.25%) of such Fund’s average daily net assets. GFS provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of GFS. Certain officers of the Funds are also officers and/or directors of KCM.
With respect to the Buffalo Small Cap Growth Fund only, the annual management fee rate of 0.85% of the Buffalo Small Cap Growth Fund’s average daily net assets is a base fee paid to KCM that is subject to reduced fees paid on assets in excess of certain levels (breakpoints). The fee paid by KCM to GFS is also subject to breakpoints on assets in excess of certain levels. The breakpoint schedules for the management fees paid by the Buffalo Small Cap Growth Fund to KCM and the fees paid by KCM to GFS are set forth in the following table:
BUFFALO SMALL CAP GROWTH FUND FEE BREAKPOINTS

	(As a % of Average Daily Net Assets)
Asset Level	Management Fee	GFS Fee
Assets up to $6 billion	0.85%	0.300%
Assets over $6 billion up to $7 billion	0.80%	0.275%
Assets over $7 billion up to $8 billion	0.75%	0.250%
Assets over $8 billion up to $9 billion	0.70%	0.225%
Assets over $9 billion	0.65%	0.200%

The management fees do not include the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and their shares, insurance, certain trustee expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. With respect to each Fund’s Investor Class, the management fees do not include the shareholder servicing fees.
The Buffalo International Fund incurred $103,929 in custody fees during the six months ended September 30, 2024, and owed $32,262 for custody fees as of September 30, 2024.
4. INVESTMENT TRANSACTIONS:
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September 30, 2024, were as follows:

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
Purchases	$ 35,674,579	$3,322,577	$1,320,490	$4,209,011	$3,044,364
Proceeds from Sales	29,445,362	11,573,266	12,068,909	17,070,893	4,357,019

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NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
Purchases	$ 216,943,970	$ 58,276,249	$ 139,167,026	$ 10,035,258	$72,403,406
Proceeds from Sales	89,589,283	17,852,490	239,221,524	22,750,956	134,423,474

There were no purchases or sales of long-term U.S. government securities for any Funds during the six months ended September 30, 2024.
5. TRANSACTIONS WITH AFFILIATES:
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Funds during the six months ended September 30, 2024.
6. SHAREHOLDER SERVICING PLAN:
The Trust, on behalf of the Investor Class shares of the Funds, has adopted a Shareholder Servicing Plan, to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. No shareholder servicing fees are charged to the Institutional Class. For the six months ended September 30, 2024, Investor Class shareholder servicing fees were as follows:

Funds	Investor Class Shareholder Servicing Fee
Buffalo Blue Chip Growth Fund	$20,314
Buffalo Early Stage Growth Fund	8,062
Buffalo Flexible Allocation Fund	221,052
Buffalo Growth Fund	41,419
Buffalo Growth & Income Fund	38,188
Buffalo High Yield Fund	85,229
Buffalo International Fund	244,934
Buffalo Mid Cap Discovery Fund	282,641
Buffalo Mid Cap Growth Fund	36,516
Buffalo Small Cap Growth Fund	86,692

7. OPTIONS WRITTEN:
FASB ASC 815, Derivatives and Hedging (ASC 815) requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Allocation Fund maintained positions in derivative instruments or engaged in hedging activities during the six months ended September 30, 2024. For the six months ended September 30, 2024, the quarterly average gross notional amount of derivatives held by the Buffalo Flexible Allocation Fund was $6,431,020, representing holdings in written options. The Fund utilizes these written options as a substitute for a comparable market position in the respective underlying security of the written options.
As of September 30, 2024, the Buffalo Flexible Allocation Fund was invested in written option contracts.

91

NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)(Continued)
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2024:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Allocation Fund
Options Written — equity contracts	$127,225

The following is a summary of the effect of derivative investments on the Funds’ Statements of Operations for the six months ended September 30, 2024:

Derivative Investment Type	Realized Gain on Options Written
Buffalo Flexible Allocation Fund
Options Written — equity contracts	$173,867

Derivative Investment Type	Change in Unrealized Appreciation/Depreciation on Options Written
Buffalo Flexible Allocation Fund
Options Written — equity contracts	$149,054

The following table presents derivative assets and liabilities net of amounts available for offset under Master Netting Agreements (MNA) and net of related collateral received or pledged, if any, as of September 30, 2024:
GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES AND SUBJECT TO MNAs

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position		Net Amount
				Financial Instruments	Collateral Pledged/ (Received)*
Description
Options Written	$127,225	$ —	$127,225	$127,225	$ —	$ —
	$127,225	$—	$127,225	$127,225	$—	$—

*	Any over-collateralization of total financial instruments or cash is not shown.
8. FOREIGN INVESTMENT RISK:
When the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo International Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo International Fund’s assets at risk of total loss.
Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments and conflicts abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting

92

NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)(Continued)
standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.
9. LINE OF CREDIT:
U.S. Bank, N.A. has made available to the Funds an unsecured line of credit pursuant to a Loan Agreement for the Funds which matures, unless renewed, on July 22, 2025. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds may borrow up to the lesser of $50,000,000 or certain percentage amounts based on the net assets of the Funds.
The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate. As of September 30, 2024, the Prime Rate was 8.50%. None of the Buffalo Funds had borrowings under the credit facility during the six months ended September 30, 2024.
10. BENEFICIAL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of September 30, 2024, each Fund, except the Buffalo Small Cap Growth Fund, had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.
11. SUBSEQUENT EVENTS:
Management has evaluated the events and transactions that have occurred after September 30, 2024 and through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment of the financial statements or additional disclosures.

93

A NOTE ON FORWARD-LOOKING STATEMENTS
Except for historical information contained in this annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

94

ADDITIONAL INFORMATION
The Buffalo Funds have adopted proxy voting policies and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment adviser, the authority to vote proxies. A description of the Buffalo Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.
The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO, by accessing the SEC’s website at http://www.sec.gov or the Funds’ website at https://buffalofunds.com.
The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Trust files the Schedule of Investments or Options Written with the SEC on Form N-CSR (second and fourth quarters) and as an exhibit to its reports on Form N-PORT (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-PORT on the SEC’s website at http://www.sec.gov.

95

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

The Buffalo Blue Chip Growth Fund (formerly Buffalo Large Cap Fund) and Buffalo Growth Fund held a special meeting of shareholders on May 8, 2024 relating to the reclassification of each Fund’s fundamental policy regarding diversification. The shareholders of each Fund approved the reclassification of the Funds from diversified to non-diversified by eliminating each Fund’s fundamental policy regarding diversification. With respect to the Buffalo Blue Chip Growth Fund, a total of 1,917,707 shares was represented at the meeting, either in person or by proxy, constituting 72.7% of the shares eligible to vote. With respect to the Buffalo Growth Fund, a total of 2,798,778 shares was represented at the meeting, either in person or by proxy, constituting 52.1% of the shares eligible to vote. The voting results were as follows:

	For	Against	Absent/Withheld
Buffalo Blue Chip Growth Fund	1,862,373	38,164	17,170
Buffalo Growth Fund	2,643,272	125,380	30,126

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Board for the six months ended September 30, 2024 was $240,500.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Buffalo Funds

By (Signature and Title)*	/s/ Laura Symon Browne
Laura Symon Browne, President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laura Symon Browne
Laura Symon Browne, President and Treasurer (Principal Executive Officer and Principal Financial Officer)